Document And Entity Information (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Nov. 09, 2012	Mar. 30, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	STARBUCKS CORP
Entity Central Index Key	0000829224
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 41
Entity Common Stock, Shares Outstanding		743.6

Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Net revenues:
Company-operated stores	$ 10,534.5	$ 9,632.4	$ 8,963.5
Licensed stores	1,210.3	1,007.5	875.2
CPG, foodservice and other	1,554.7	1,060.5	868.7
Total net revenues	13,299.5	11,700.4	10,707.4
Cost of sales including occupancy costs	5,813.3	4,915.5	4,416.5
Store operating expenses	3,918.1	3,594.9	3,471.9
Other operating expenses	429.9	392.8	279.7
Depreciation and amortization expenses	550.3	523.3	510.4
General and administrative expenses	801.2	749.3	704.6
Restructuring charges	0	0	53
Total operating expenses	11,512.8	10,175.8	9,436.1
Gain on sale of properties	0	30.2	0
Income from equity investees	210.7	173.7	148.1
Operating income	1,997.4	1,728.5	1,419.4
Interest income and other, net	94.4	115.9	50.3
Interest expense	(32.7)	(33.3)	(32.7)
Earnings before income taxes	2,059.1	1,811.1	1,437
Income taxes	674.4	563.1	488.7
Net earnings including noncontrolling interests	1,384.7	1,248	948.3
Net earnings attributable to noncontrolling interests	0.9	2.3	2.7
Net earnings attributable to Starbucks	$ 1,383.8	$ 1,245.7	$ 945.6
Earnings per share - basic	$ 1.83	$ 1.66	$ 1.27
Earnings per share - diluted	$ 1.79	$ 1.62	$ 1.24
Weighted average shares outstanding:
Basic	754.4	748.3	744.4
Diluted	773	769.7	764.2
Cash dividends declared per share	$ 0.72	$ 0.56	$ 0.36

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Net earnings including noncontrolling interests	$ 1,384.7	$ 1,248	$ 948.3
Net unrealized loss	(26.4)	(4.4)	(17)
Other comprehensive income (loss)	(23.6)	(10.9)	(8.2)
Comprehensive income	1,361.1	1,237.1	940.1
Comprehensive income attributable to noncontrolling interests	0.9	2.3	2.7
Comprehensive income attributable to Starbucks	1,360.2	1,234.8	937.4
Available-for-sale Securities [Member]
Unrealized holding gains/(losses) on available-for-sale securities, net of tax (provision)/benefit	0.4	0.4	(0.2)
Cash Flow Hedging [Member]
Unrealized holding gains/(losses) on derivatives, net of tax (provision)/benefit	(37.9)	(7.7)	(11.3)
Reclassification adjustment for net losses realized in net earnings for cash flow hedges, net of tax benefit	10.5	10.5	1.3
Net Investment Hedging [Member]
Unrealized holding gains/(losses) on derivatives, net of tax (provision)/benefit	0.6	(7.6)	(6.8)
Translation Adjustment Member
Translation adjustment, net of tax (provision)/benefit	$ 2.8	$ (6.5)	$ 8.8

Consolidated Statemeents of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Available-for-sale Securities [Member]
Unrealized holding gains/(losses) on available-for-sale securities, tax (provision)/benefit	$ (0.3)	$ (0.3)	$ 0.1
Cash Flow Hedging [Member]
Unrealized holding gains/(losses) on derivatives, net of tax (provision)/benefit	4.3	4.5	6.6
Reclassificaiton adjustment for net losses realized in net earnings for cash flow hedges, tax benefit	4.3	6.1	0.8
Net Investment Hedging [Member]
Unrealized holding gains/(losses) on derivatives, net of tax (provision)/benefit	(0.4)	4.5	4
Translation Adjustment Member
Translation adjustment, tax (provision)/benefit	$ (3.3)	$ 0.9	$ (3.2)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Current assets:
Cash and cash equivalents	$ 1,188.6	$ 1,148.1
Short-term investments	848.4	902.6
Accounts receivable, net	485.9	386.5
Inventories	1,241.5	965.8
Prepaid expenses and other current assets	196.5	161.5
Deferred income taxes, net	238.7	230.4
Total current assets	4,199.6	3,794.9
Long-term investments - available-for-sale securities	116	107
Equity and cost investments	459.9	372.3
Property, plant and equipment, net	2,658.9	2,355
Other assets	385.7	409.6
Goodwill	399.1	321.6	[1]
TOTAL ASSETS	8,219.2	7,360.4
LIABILITIES AND EQUITY
Accounts payable	398.1	540
Accrued liabilities	1,133.8	940.9
Insurance reserves	167.7	145.6
Deferred revenue	510.2	449.3
Total current liabilities	2,209.8	2,075.8
Long-term debt	549.6	549.5
Other long-term liabilities	345.3	347.8
Total liabilities	3,104.7	2,973.1
Shareholders' equity:
Common stock ($0.001 par value) - authorized, 1,200.0 shares; issued and outstanding, 749.3 and 744.8 shares, respectively (includes 3.4 common stock units in both periods)	0.7	0.7
Additional paid-in capital	39.4	40.5
Retained earnings	5,046.2	4,297.4
Accumulated other comprehensive income	22.7	46.3
Total shareholders' equity	5,109	4,384.9
Noncontrolling interests	5.5	2.4
Total equity	5,114.5	4,387.3
TOTAL LIABILITIES AND EQUITY	$ 8,219.2	$ 7,360.4

[1]	In conjunction with the change in reportable operating segments, we reclassified goodwill by segment as of October 2, 2011 and October 3, 2010.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,200	1,200
Common stock, shares issued	749.3	744.8
Common stock, shares outstanding	749.3	744.8
Common stock, units	3.4	3.4

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
OPERATING ACTIVITIES:
Net earnings including noncontrolling interests	$ 1,384.7	$ 1,248	$ 948.3
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	580.6	550	540.8
Gain on sale of properties	0	(30.2)	0
Deferred income taxes, net	61.1	106.2	(42)
Income earned from equity method investees, net of distributions	(49.3)	(32.9)	(17.2)
Gain resulting from acquisition of joint ventures	0	(55.2)	(23.1)
Stock-based compensation	153.6	145.2	113.6
Other	23.6	33.3	75.5
Cash provided/(used) by changes in operating assets and liabilities:
Accounts receivable	(90.3)	(88.7)	(33.4)
Inventories	(273.3)	(422.3)	123.2
Accounts payable	(105.2)	227.5	(3.6)
Accrued liabilities and insurance reserves	(23.7)	81.8	18.7
Deferred revenue	60.8	35.8	24.2
Prepaid expenses, other current assets and other assets	(19.7)	(22.5)	17.3
Net cash provided by operating activities	1,750.3	1,612.4	1,704.9
INVESTING ACTIVITIES:
Purchase of investments	(1,748.6)	(966)	(549)
Maturities and calls of investments	1,796.4	430	209.9
Acquisitions, net of cash acquired	(129.1)	(55.8)	(12)
Additions to property, plant and equipment	(856.2)	(531.9)	(445.8)
Cash proceeds from sale of property, plant, and equipment	5.3	117.4	5.1
Other	(41.8)	(13.2)	2.3
Net cash used by investing activities	(974)	(1,019.5)	(789.5)
FINANCING ACTIVITIES:
Proceeds from short-term borrowings	(30.8)	30.8	0
Purchase of noncontrolling interest	0	(27.5)	(45.8)
Proceeds from issuance of common stock	236.6	250.4	132.8
Excess tax benefit from exercise of stock options	169.8	103.9	36.9
Cash dividends paid	(513)	(389.5)	(171)
Repurchase of common stock	(549.1)	(555.9)	(285.6)
Minimum tax withholdings on share-based awards	(58.5)	(15)	(4.9)
Other	(0.5)	(5.2)	(8.4)
Net cash used by financing activities	(745.5)	(608)	(346)
Effect of exchange rate changes on cash and cash equivalents	9.7	(0.8)	(5.2)
Net increase (decrease) in cash and cash equivalents	40.5	(15.9)	564.2
CASH AND CASH EQUIVALENTS:
Beginning of period	1,148.1	1,164	599.8
End of period	1,188.6	1,148.1	1,164
Cash paid during the period for:
Interest, net of capitalized interest	34.4	34.4	32
Income taxes	$ 416.9	$ 350.1	$ 527

Consolidated Statements Of Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Balance, Amount at Sep. 27, 2009	$ 3,056.9	$ 0.7	$ 186.4	$ 2,793.2	$ 65.4	$ 3,045.7	$ 11.2
Common Stock, Shares at Sep. 27, 2009		742.9
Net earnings	948.3	0	0	945.6	0	945.6	2.7
Other comprehensive income (loss)	(8.2)				(8.2)	(8.2)	0
Stock-based compensation expense	115.6	0	115.6	0	0	115.6	0
Exercise of stock options, Shares	9.6	10.1
Exercise of stock options, Amount	137.5	0	137.5	0	0	137.5	0
Sale of common stock, Shares		0.8
Sale of common stock, Amount	18.5	0	18.5	0	0	18.5	0
Repurchase of common stock, Shares		(11.2)
Repurchase of common stock, Amount	(285.6)	0	(285.6)	0	0	(285.6)	0
Net distributions to noncontrolling interests	(0.8)	0	0	0	0	0	(0.8)
Cash dividend	(267.6)	0	0	(267.6)	0	(267.6)	0
Purchase of noncontrolling interests	(32.3)	0	(26.8)	0	0	(26.8)	(5.5)
Balance, Amount at Oct. 03, 2010	3,682.3	0.7	145.6	3,471.2	57.2	3,674.7	7.6
Common stock, Shares at Oct. 03, 2010		742.6
Net earnings	1,248	0	0	1,245.7	0	1,245.7	2.3
Other comprehensive income (loss)	(10.9)				(10.9)	(10.9)	0
Stock-based compensation expense	147.2	0	147.2	0	0	147.2	0
Exercise of stock options, Shares	16.1	17.3
Exercise of stock options, Amount	312.5	0	312.5	0	0	312.5	0
Sale of common stock, Shares		0.5
Sale of common stock, Amount	19.1	0	19.1	0	0	19.1	0
Repurchase of common stock, Shares		(15.6)
Repurchase of common stock, Amount	(555.9)	0	(555.9)	0	0	(555.9)	0
Cash dividend	(419.5)	0	0	(419.5)	0	(419.5)	0
Purchase of noncontrolling interests	(35.5)	0	(28)	0	0	(28)	(7.5)
Balance, Amount at Oct. 02, 2011	4,387.3	0.7	40.5	4,297.4	46.3	4,384.9	2.4
Common stock, Shares at Oct. 02, 2011	744.8	744.8
Net earnings	1,384.7	0	0	1,383.8	0	1,383.8	0.9
Other comprehensive income (loss)	(23.6)				(23.6)	(23.6)	0
Stock-based compensation expense	155.2	0	155.2	0	0	155.2	0
Exercise of stock options, Shares	13.6	16.5
Exercise of stock options, Amount	326.1	0	326.1	0	0	326.1	0
Sale of common stock, Shares		0.3
Sale of common stock, Amount	19.5	0	19.5	0	0	19.5	0
Repurchase of common stock, Shares		(12.3)
Repurchase of common stock, Amount	(593.2)	0	(501.9)	(91.3)	0	(593.2)	0
Cash dividend	(543.7)	0	0	(543.7)	0	(543.7)	0
Purchase of noncontrolling interests			0
Non-controlling interest resulting from an acquisition	2.2	0	0	0	0	0	2.2
Balance, Amount at Sep. 30, 2012	$ 5,114.5	$ 0.7	$ 39.4	$ 5,046.2	$ 22.7	$ 5,109	$ 5.5
Common stock, Shares at Sep. 30, 2012	749.3	749.3

Consolidated Statements of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Statement of Stockholders' Equity [Abstract]
Tax benefit from exercise of stock options	$ 167.3	$ 96.1	$ 27.7
Tax benefit from sale of common stock	$ 0.2	$ 0.1	$ 0.1

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

Description of Business
We purchase and roast high-quality coffees that we sell, along with handcrafted coffee and tea beverages and a variety of fresh food items, through our company-operated stores. We also sell a variety of coffee and tea products and license our trademarks through other channels such as licensed stores, grocery and national foodservice accounts.
In this 10-K, Starbucks Corporation (together with its subsidiaries) is referred to as “Starbucks,” the “Company,” “we,” “us” or “our.”
We have four reportable operating segments: Americas; Europe, Middle East, and Africa, collectively referred to as “EMEA;” China / Asia Pacific (“CAP”) and Channel Development. Our Seattle’s Best Coffee operating segment is reported in “Other” with Evolution Fresh, our Digital Ventures business and unallocated corporate expenses.
Additional details on the nature of our business and our reportable operating segments are in Item 1 of this 10-K.

Principles of Consolidation
The consolidated financial statements reflect the financial position and operating results of Starbucks, including wholly owned subsidiaries and investees that we control. Investments in entities that we do not control, but have the ability to exercise significant influence over operating and financial policies, are accounted for under the equity method. Investments in entities in which we do not have the ability to exercise significant influence are accounted for under the cost method. Intercompany transactions and balances have been eliminated.

Fiscal Year End
Our fiscal year ends on the Sunday closest to September 30. Fiscal years 2012 and 2011 included 52 weeks. Fiscal year 2010 included 53 weeks, with the 53rdweek falling in the fourth fiscal quarter.

Estimates and Assumptions
Preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Examples include, but are not limited to, estimates for asset and goodwill impairments, stock-based compensation forfeiture rates, future asset retirement obligations, and inventory reserves; assumptions underlying self-insurance reserves and income from unredeemed stored value cards; and the potential outcome of future tax consequences of events that have been recognized in the financial statements. Actual results and outcomes may differ from these estimates and assumptions.

Cash and Cash Equivalents
We consider all highly liquid instruments with a maturity of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents are valued using active markets for identical assets. We maintain cash and cash equivalent balances with financial institutions that exceed federally insured limits. We have not experienced any losses related to these balances and we believe credit risk to be minimal.
Our cash management system provides for the funding of all major bank disbursement accounts on a daily basis as checks are presented for payment. Under this system, outstanding checks are in excess of the cash balances at certain banks, which creates book overdrafts. Book overdrafts are presented as a current liability in accounts payable on the consolidated balance sheets.

Short-term and Long-term Investments
Our short-term and long-term investments consist primarily of investment grade debt securities, including some auction rate securities, all of which are classified as available-for-sale. Also included in our available-for-sale investment portfolio are certificates of deposit placed through an account registry service. Available-for-sale securities are recorded at fair value, and unrealized holding gains and losses are recorded, net of tax, as a component of accumulated other comprehensive income. Available-for-sale securities with remaining maturities of less than one year and those identified by management at the time of purchase to be used to fund operations within one year are classified as short term. All other available-for-sale securities, including all of our auction rate securities, are classified as long term. Unrealized losses are charged against net earnings when a decline in fair value is determined to be other than temporary. We review several factors to determine whether a loss is other than temporary, such as the length and extent of the fair value decline, the financial condition and near term prospects of the issuer, and whether we have the intent to sell or will likely be required to sell before the securities anticipated recovery, which may be at maturity. Realized gains and losses are accounted for using the specific identification method. Purchases and sales are recorded on a trade date basis.
We also have a trading securities portfolio, which is comprised of marketable equity mutual funds and equity exchange-traded funds. Trading securities are recorded at fair value with unrealized holding gains and losses included in net earnings.

Fair Value
Fair value is the price we would receive to sell an asset or pay to transfer a liability (exit price) in an orderly transaction between market participants. For financial instruments and investments that we record or disclose at fair value, we determine fair value based upon the quoted market price as of the last day of the fiscal period, if available. If a quoted market price is not available for identical assets, we determine fair value based upon the quoted market price of similar assets or using a variety of other valuation methodologies. We determine fair value of our auction rate securities using an internally developed valuation model, using inputs that include interest rate curves, credit and liquidity spreads, and effective maturity.
The carrying value of cash and cash equivalents approximates fair value because of the short-term nature of these instruments. The fair value of our long-term debt is estimated based on the quoted market prices for the same or similar issues or on the current rates offered to us for debt of the same remaining maturities.
We measure our equity and cost method investments at fair value on a nonrecurring basis when they are determined to be other-than temporarily impaired. Fair values are determined using available quoted market prices or discounted cash flows.

Derivative Instruments
We manage our exposure to various risks within the consolidated financial statements according to a market price risk management policy. Under this policy, we may engage in transactions involving various derivative instruments to hedge interest rates, commodity prices and foreign currency denominated revenues, purchases, assets and liabilities. We generally do not enter into derivative instruments with maturities longer than five years.
We enter into fixed-price and price-to-be-fixed coffee purchase commitments. Price-to-be-fixed contracts are purchase commitments whereby the quality, quantity, delivery period, and other negotiated terms are agreed upon, but the date, and therefore price, at which the base “C” coffee commodity price component will be fixed has not yet been established. For these types of contracts, either Starbucks or the seller has the option to “fix” the base “C” coffee commodity price prior to the delivery date. For both fixed-price and price-to-be-fixed purchase commitments, we expect to take delivery of and to utilize the coffee in a reasonable period of time and in the conduct of normal business. Accordingly, these purchase commitments qualify as normal purchases and are not recorded at fair value on our balance sheets.
We record all derivatives on the balance sheets at fair value. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income (“OCI”) and subsequently reclassified into net earnings when the hedged exposure affects net earnings. For a net investment hedge, the effective portion of the derivative's gain or loss is reported as a component of OCI.
Cash flow hedges related to anticipated transactions are designated and documented at the inception of each hedge by matching the terms of the contract to the underlying transaction. We classify the cash flows from hedging transactions in the same categories as the cash flows from the respective hedged items. Once established, cash flow hedges are generally not removed until maturity unless an anticipated transaction is no longer likely to occur. For discontinued or dedesignated cash flow hedges, the related accumulated derivative gains or losses are recognized in net interest income and other on the consolidated statements of earnings.
Forward contract effectiveness for cash flow hedges is calculated by comparing the fair value of the contract to the change in value of the anticipated transaction using forward rates on a monthly basis. For net investment hedges, the spot-to-spot method is used to calculate effectiveness. Under this method, the change in fair value of the forward contract attributable to the changes in spot exchange rates (the effective portion) is reported as a component of OCI. The remaining change in fair value of the forward contract (the ineffective portion) is reclassified into net earnings. Any ineffectiveness is recognized immediately in net interest income and other on the consolidated statements of earnings.
Certain foreign currency forward contracts, commodity swap contracts, and futures contracts are not designated as hedging instruments for accounting purposes. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other on the consolidated statements of earnings.

Allowance for Doubtful Accounts
Allowance for doubtful accounts is calculated based on historical experience, customer credit risk and application of the specific identification method. As of September 30, 2012, October 2, 2011, and October 3, 2010, the allowance for doubtful accounts was $5.6 million, $3.3 million, and $3.3 million respectively.

Inventories
Inventories are stated at the lower of cost (primarily moving average cost) or market. We record inventory reserves for obsolete and slow-moving inventory and for estimated shrinkage between physical inventory counts. Inventory reserves are based on inventory obsolescence trends, historical experience and application of the specific identification method. As of September 30, 2012, October 2, 2011, and October 3, 2010, inventory reserves were $22.6 million, $19.5 million, and $18.1 million, respectively.

Property, Plant and Equipment
Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation of property, plant and equipment, which includes assets under capital leases, is provided on the straight-line method over estimated useful lives, generally ranging from 2 to 15 years for equipment and 30 to 40 years for buildings. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life, generally 10 years . For leases with renewal periods at our option, we generally use the original lease term, excluding renewal option periods, to determine estimated useful lives. If failure to exercise a renewal option imposes an economic penalty to us, we may determine at the inception of the lease that renewal is reasonably assured and include the renewal option period in the determination of the appropriate estimated useful lives. The portion of depreciation expense related to production and distribution facilities is included in cost of sales including occupancy costs on the consolidated statements of earnings. The costs of repairs and maintenance are expensed when incurred, while expenditures for refurbishments and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. When assets are retired or sold, the asset cost and related accumulated depreciation are eliminated with any remaining gain or loss recognized in net earnings.

Goodwill
We test goodwill for impairment on an annual basis during our third fiscal quarter, or more frequently if circumstances, such as material deterioration in performance or a significant number of store closures, indicate reporting unit carrying values may exceed their fair values. When evaluating goodwill for impairment, we first perform a qualitative assessment to determine if the fair value of the reporting unit is more likely than not greater than the carrying amount. If not, we calculate the implied estimated fair value of the reporting unit. If the carrying amount of goodwill exceeds the implied estimated fair value, an impairment charge to current operations is recorded to reduce the carrying value to the implied estimated fair value.
As a part of our ongoing operations, we may close certain stores within a reporting unit containing goodwill due to underperformance of the store or inability to renew our lease, among other reasons. We abandon certain assets associated with a closed store including leasehold improvements and other non-transferable assets. Under GAAP, when a portion of a reporting unit that constitutes a business is to be disposed of, goodwill associated with the business is included in the carrying amount of the business in determining any loss on disposal. Our evaluation of whether the portion of a reporting unit being disposed of constitutes a business occurs on the date of abandonment. Although an operating store meets the accounting definition of a business prior to abandonment, it does not constitute a business on the closure date because the remaining assets on that date do not constitute an integrated set of assets that are capable of being conducted and managed for the purpose of providing a return to investors. As a result, when closing individual stores, we do not include goodwill in the calculation of any loss on disposal of the related assets. As noted above, if store closures are indicative of potential impairment of goodwill at the reporting unit level, we perform an evaluation of our reporting unit goodwill when such closures occur. During Fiscal 2012 and fiscal 2011 we recorded no impairment charges and recorded $1.6 million in fiscal 2010.

Other Intangible Assets
Other intangible assets consist primarily of trademarks with indefinite lives, which are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Definite-lived intangible assets, which mainly consist of contract-based patents and copyrights, are amortized over their estimated useful lives, and are tested for impairment when facts and circumstances indicate that the carrying values may not be recoverable. Based on the impairment tests performed, there was no impairment of other intangible assets in fiscal 2012, 2011, and 2010.

Long-lived Assets
When facts and circumstances indicate that the carrying values of long-lived assets may not be recoverable, we evaluate long-lived assets for impairment. We first compare the carrying value of the asset to the asset’s estimated future cash flows (undiscounted). If the estimated future cash flows are less than the carrying value of the asset, we calculate an impairment loss based on the asset’s estimated fair value. The fair value of the assets is estimated using a discounted cash flow model based on forecasted future revenues and operating costs, using internal projections. Property, plant and equipment assets are grouped at the lowest level for which there are identifiable cash flows when assessing impairment. Cash flows for company-operated store assets are identified at the individual store level. Long-lived assets to be disposed of are reported at the lower of their carrying amount, or fair value less estimated costs to sell.
We recognized net impairment and disposition losses of $31.7 million, $36.2 million, and $67.7 million in fiscal 2012, 2011, and 2010, respectively, primarily due to underperforming company-operated stores. Depending on the underlying asset that is impaired, these losses may be recorded in any one of the operating expense lines on the consolidated statements of earnings: for retail operations, the net impairment and disposition losses are recorded in store operating expenses and for all other operations, these losses are recorded in cost of sales including occupancy costs, other operating expenses, or general and administrative expenses.

Insurance Reserves
We use a combination of insurance and self-insurance mechanisms, including a wholly owned captive insurance entity and participation in a reinsurance treaty, to provide for the potential liabilities for certain risks, including workers’ compensation, healthcare benefits, general liability, property insurance, and director and officers’ liability insurance. Liabilities associated with the risks that are retained by us are not discounted and are estimated, in part, by considering historical claims experience, demographic, exposure and severity factors, and other actuarial assumptions.

Revenue Recognition
Consolidated revenues are presented net of intercompany eliminations for wholly owned subsidiaries and investees controlled by us and for licensees accounted for under the equity method, based on our percentage ownership. Additionally, consolidated revenues are recognized net of any discounts, returns, allowances and sales incentives, including coupon redemptions and rebates.
Company-operated Stores Revenues
Company-operated store revenues are recognized when payment is tendered at the point of sale. Retail store revenues are reported net of sales, use or other transaction taxes that are collected from customers and remitted to taxing authorities.
Licensed Stores Revenues
Licensed stores revenues consist of product sales to licensed stores, as well as royalties and other fees paid by licensees to use the Starbucks brand. Sales of coffee, tea and related products are generally recognized upon shipment to licensees, depending on contract terms. Shipping charges billed to licensees are also recognized as revenue, and the related shipping costs are included in cost of sales including occupancy costs on the consolidated statements of earnings.
Initial nonrefundable development fees for licensed stores are recognized upon substantial performance of services for new market business development activities, such as initial business, real estate and store development planning, as well as providing operational materials and functional training courses for opening new licensed retail markets. Additional store licensing fees are recognized when new licensed stores are opened. Royalty revenues based upon a percentage of reported sales and other continuing fees, such as marketing and service fees, are recognized on a monthly basis when earned.
CPG, Foodservice and Other Revenues
CPG, foodservice and other revenues primarily consist of domestic and international sales of packaged coffee and tea as well as a variety of ready-to-drink beverages and single-serve coffee and tea products to grocery, warehouse club and specialty retail stores, sales to our national foodservice accounts, and revenues from sales of products to and license revenues from manufacturers that produce and market Starbucks and Seattle’s Best Coffee branded products through licensing agreements. Sales of coffee, tea, ready-to-drink beverages and related products to grocery and warehouse club stores are generally recognized when received by the customer or distributor, depending on contract terms. We maintain a sales return allowance to reduce packaged goods revenues for estimated future product returns based on historical patterns. Revenues are recorded net of sales discounts given to customers for trade promotions and payments to customers for product placement in our customers’ stores.
Revenues from sales of products to manufacturers that produce and market Starbucks and Seattle’s Best Coffee branded products through licensing agreements are generally recognized when the product is received by the manufacturer or distributor. License revenues from manufacturers are based on a percentage of sales and are recognized on a monthly basis when earned. National foodservice account revenues are recognized when the product is received by the customer or distributor.
Stored Value Cards
Revenues from our stored value cards, primarily Starbucks Cards, are recognized when redeemed or when the likelihood of redemption, based on historical experience, is deemed to be remote. Outstanding customer balances are included in deferred revenue on the consolidated balance sheets. There are no expiration dates on our stored value cards, and we do not charge any service fees that cause a decrement to customer balances. While we will continue to honor all stored value cards presented for payment, management may determine the likelihood of redemption to be remote for certain cards due to long periods of inactivity. In these circumstances, if management also determines there is no requirement for remitting balances to government agencies under unclaimed property laws, card balances may then be recognized in the consolidated statements of earnings, in net interest income and other. For the fiscal years ended September 30, 2012, October 2, 2011, and October 3, 2010, income recognized on unredeemed stored value card balances was $65.8 million, $46.9 million, and $31.2 million, respectively. In fiscal 2012, we recognized additional income associated with unredeemed gift cards due to a recent court ruling relating to state unclaimed property laws.
Customers in the US, Canada, and the UK who register their Starbucks Card are automatically enrolled in the My Starbucks Reward program and earn points (“Stars”) with each purchase. Reward program members receive various benefits depending on the number of Stars earned in a 12-month period. The value of Stars earned by our program members towards free product is included in deferred revenue and recorded as a reduction in revenue at the time the Stars are earned, based on the value of Stars that are projected to be redeemed.

Marketing & Advertising
Our annual marketing expenses include many components, one of which is advertising costs. We expense most advertising costs as they are incurred, except for certain production costs that are expensed the first time the advertising campaign takes place.
Annual marketing expenses totaled $277.9 million, $244.0 million, and $198.7 million in fiscal 2012, 2011, and 2010, respectively. Included in these costs were advertising expenses, which totaled $182.4 million, $141.4 million, and $176.2 million in fiscal 2012, 2011, and 2010, respectively.

Store Preopening Expenses
Costs incurred in connection with the start-up and promotion of new store openings are expensed as incurred.

Operating Leases
We lease retail stores, roasting, distribution and warehouse facilities, and office space under operating leases. Most lease agreements contain tenant improvement allowances, rent holidays, lease premiums, rent escalation clauses and/or contingent rent provisions. For purposes of recognizing incentives, premiums and minimum rental expenses on a straight-line basis over the terms of the leases, we use the date of initial possession to begin amortization, which is generally when we enter the space and begin to make improvements in preparation of intended use.
For tenant improvement allowances and rent holidays, we record a deferred rent liability on the consolidated balance sheets and amortize the deferred rent over the terms of the leases as reductions to rent expense on the consolidated statements of earnings.
For premiums paid upfront to enter a lease agreement, we record a deferred rent asset on the consolidated balance sheets and then amortize the deferred rent over the terms of the leases as additional rent expense on the consolidated statements of earnings.
For scheduled rent escalation clauses during the lease terms or for rental payments commencing at a date other than the date of initial occupancy, we record minimum rental expenses on a straight-line basis over the terms of the leases on the consolidated statements of earnings.
Certain leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. We record a contingent rent liability on the consolidated balance sheets and the corresponding rent expense when specified levels have been achieved or when we determine that achieving the specified levels during the fiscal year is probable.
When ceasing operations in company-operated stores under operating leases, in cases where the lease contract specifies a termination fee due to the landlord, we record such expense at the time written notice is given to the landlord. In cases where terms, including termination fees, are yet to be negotiated with the landlord, we will record the expense upon signing of an agreement with the landlord. In cases where the landlord does not allow us to prematurely exit the lease, but allows for subleasing, we estimate the fair value of any sublease income that can be generated from the location and expense the present value of the excess of remaining lease payments to the landlord over the projected sublease income at the cease-use date.

Asset Retirement Obligations
We recognize a liability for the fair value of required asset retirement obligations (“ARO”) when such obligations are incurred. Our AROs are primarily associated with leasehold improvements, which, at the end of a lease, we are contractually obligated to remove in order to comply with the lease agreement. At the inception of a lease with such conditions, we record an ARO liability and a corresponding capital asset in an amount equal to the estimated fair value of the obligation. The liability is estimated based on a number of assumptions requiring management’s judgment, including store closing costs, cost inflation rates and discount rates, and is accreted to its projected future value over time. The capitalized asset is depreciated using the same depreciation convention as leasehold improvement assets. Upon satisfaction of the ARO conditions, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as an operating gain or loss in the consolidated statements of earnings. As of September 30, 2012 and October 2, 2011, our net ARO asset included in property, plant and equipment was $8.8 million and $11.8 million, respectively, and our net ARO liability included in other long-term liabilities was $42.6 million and $50.1 million, respectively.

Stock-based Compensation
We maintain several equity incentive plans under which we may grant non-qualified stock options, incentive stock options, restricted stock, restricted stock units (“RSUs”) or stock appreciation rights to employees, non-employee directors and consultants. We also have employee stock purchase plans (“ESPP”). RSUs issued by us are equivalent to nonvested shares under the applicable accounting guidance. We record stock-based compensation expenses based on the fair value of stock awards at the grant date and recognize the expense over the related service period following a graded vesting expense schedule. For stock option awards we use the Black-Scholes-Merton option pricing model to measure fair value. For restricted stock units, fair value is calculated using the stock price at the date of grant.

Foreign Currency Translation
Our international operations generally use their local currency as their functional currency. Assets and liabilities are translated at exchange rates in effect at the balance sheet date. Income and expense accounts are translated at the average monthly exchange rates during the year. Resulting translation adjustments are recorded as a component of accumulated other comprehensive income on the consolidated balance sheets.

Income Taxes
We compute income taxes using the asset and liability method, under which deferred income taxes are provided for the temporary differences between the financial statement carrying amounts and the tax basis of our assets and liabilities. We routinely evaluate the likelihood of realizing the benefit of our deferred tax assets and may record a valuation allowance if, based on all available evidence, we determine that some portion of the tax benefit will not be realized. We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the relevant taxing authorities, based on the technical merits of our position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Starbucks recognizes interest and penalties related to income tax matters in income tax expense.

Earnings per Share
Basic earnings per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed based on the weighted average number of shares of common stock and the effect of dilutive potential common shares outstanding during the period, calculated using the treasury stock method. Dilutive potential common shares include outstanding stock options and RSUs. Performance-based RSUs are considered dilutive when the related performance criterion has been met.

Common Stock Share Repurchases
We may repurchase shares of Starbucks common stock under a program authorized by our Board of Directors, including pursuant to a contract, instruction or written plan meeting the requirements of Rule 10b5-1(c)(1) of the Securities Exchange Act of 1934. Under applicable Washington State law, shares repurchased are retired and not displayed separately as treasury stock on the financial statements. Instead, the par value of repurchased shares is deducted from common stock and the excess repurchase price over par value is deducted from additional paid-in capital and from retained earnings, once additional paid-in capital is depleted.

Recent Accounting Pronouncements
In July 2012, the FASB issued guidance that revises the requirements around how entities test indefinite-lived intangible assets, other than goodwill, for impairment. The guidance allows companies to perform a qualitative assessment before calculating the fair value of the reporting unit. If entities determine, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. The guidance will become effective for us at the beginning of our first quarter of fiscal 2013. The adoption of this guidance will not have a material impact on our financial statements.
In September 2011, the FASB issued guidance that revises the requirements around how entities test goodwill for impairment. The guidance allows companies to perform a qualitative assessment before calculating the fair value of the reporting unit. If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. We early-adopted this guidance effective for our fiscal 2012 annual goodwill impairment test, which we performed during the third fiscal quarter. The adoption of this guidance will result in a change in how we perform our goodwill impairment assessment; however, it will not have a material impact on our financial statements.
In June 2011, the FASB issued guidance that revises the manner in which entities present comprehensive income in their financial statements. The guidance requires entities to report the components of comprehensive income in either a single, continuous statement or two separate but consecutive statements. The guidance became effective for us at the beginning of our first quarter of fiscal 2013. In adopting this guidance, we added the consolidated statements of comprehensive income following our consolidated statements of earnings.
In May 2011, the FASB issued guidance to amend the fair value measurement and disclosure requirements. The guidance requires the disclosure of quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion around the sensitivity of the measurements. This guidance became effective for us at the beginning of our second quarter of fiscal 2012. The adoption of this new guidance did not have a material impact on our financial statements.

Reclassifications
Change in shared service allocations
Effective at the beginning of fiscal 2012, we implemented the previously announced strategic realignment of our organizational structure designed to accelerate our global growth strategy. A president for each region, reporting directly to our chief executive officer, now oversees the company-operated retail business working closely with both the licensed and joint-venture business partners in each market. The regional presidents also work closely with our Channel Development team to continue building out our brands and channels in each region.
In connection with the changes to our organizational structure and reporting, we have changed the accountability for, and reporting of, certain indirect overhead costs. Certain indirect merchandising, manufacturing costs and back-office shared service costs, which were previously allocated to segment level costs of sales and operating expenses, are now managed at a corporate level and are reported within unallocated corporate expenses. These expenses have therefore been removed from the segment level financial results. In order to conform prior period classifications with the new alignment, the historical consolidated financial statements have been recast with the following adjustments to previously reported amounts (in millions):

	Year Ended October 2, 2011
	As Filed	Reclass	As Adjusted
Total net revenues	$11,700.4	$—	$11,700.4
Cost of sales including occupancy costs	4,949.3	(33.8)	4,915.5
Store operating expenses	3,665.1	(70.2)	3,594.9
Other operating expenses	402.0	(9.2)	392.8
Depreciation and amortization expenses	523.3	—	523.3
General and administrative expenses	636.1	113.2	749.3
Total operating expenses	10,175.8	—	10,175.8
Gain on sale of properties	30.2	—	30.2
Income from equity investees	173.7	—	173.7
Operating income	$1,728.5	$—	$1,728.5

	Year Ended October 3, 2010
	As Filed	Reclass	As Adjusted
Total net revenues	$10,707.4	$—	$10,707.4
Cost of sales including occupancy costs	4,458.6	(42.1)	4,416.5
Store operating expenses	3,551.4	(79.5)	3,471.9
Other operating expenses	293.2	(13.5)	279.7
Depreciation and amortization expenses	510.4	—	510.4
General and administrative expenses	569.5	135.1	704.6
Restructuring charges	53.0	—	53.0
Total operating expenses	9,436.1	—	9,436.1
Income from equity investees	148.1	—	148.1
Operating income	$1,419.4	$—	$1,419.4

There was no impact on consolidated net revenues, total operating expenses, operating income, or net earnings as a result of this change. Additional discussion regarding the change in our organizational structure and segment results is included at Note 17.

Change in revenue presentation
In the second quarter of fiscal 2011, concurrent with the change in our distribution method for packaged coffee and tea in the US, we revised the presentation of revenues. Non-retail licensing revenues were reclassified on the consolidated financial statements to the renamed “CPG, foodservice and other” revenue line, which includes revenues from our direct sale of packaged coffee and tea as well as licensing revenues received under the previous distribution arrangement. The previous “Licensing” revenue line now includes only licensed store revenue and therefore has been renamed “Licensed stores.” For fiscal 2010, $465.7 million was reclassified from the previously named Licensing revenue to CPG, foodservice and other revenue. There was no impact to consolidated or segment total net revenues from this change in presentation.

Acquisition	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
On July 3, 2012, we acquired 100% ownership interest in Bay Bread, LLC and its La Boulange bakery brand (collectively “La Boulange”), to elevate our core food offerings and build a premium, artisanal bakery brand. We acquired La Boulange for a purchase price of approximately $100 million in cash. The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and liabilities assumed on the closing date (in millions):

Fair Value at July 3, 2012
Property, plant and equipment	$18.1
Intangible assets	24.3
Goodwill	58.7
Other current and noncurrent assets	5.1
Current liabilities	(6.4)
Total cash paid	$99.8

The assets acquired and liabilities assumed are included in our Americas operating segment. Other current assets acquired primarily include cash, trade receivables, and inventory. In addition, we assumed various current liabilities primarily consisting of accounts payable and accrued payroll related liabilities. The intangible assets acquired as part of the transaction include the La Boulange trade name and proprietary recipes and processes. The La Boulange trade name was valued at $9.7 million and determined to have an indefinite life while the intangible asset relating to the proprietary recipes and processes was valued at $14.6 million and will be amortized over a period of 10 years. The $58.7 million of goodwill is deductible for income tax purposes and was allocated to our Americas operating segment.
On November 10, 2011, we acquired the outstanding shares of Evolution Fresh, Inc., a super-premium juice company, to expand our portfolio of product offerings and enter into the super-premium juice market. We acquired Evolution Fresh for a purchase price of $30 million in cash. The fair value of the net assets acquired on the acquisition date included $18 million of goodwill. Evolution Fresh is its own operating segment and is reported in “Other” along with our Seattle’s Best Coffee operating segment, our Digital Ventures business, and unallocated corporate expenses.
In the fourth quarter of fiscal 2011, we acquired the 50% ownership interest in Switzerland and Austria from our joint venture partner, Marinopoulos Holdings S.A.R.L, converting these markets to 100% owned company-operated markets, for a purchase price of $65.5 million. As a result of this acquisition, we adjusted the carrying value of our previous equity investment to fair value, resulting in a gain of approximately $55 million which was included in net interest income and other on our consolidated statements of earnings. The fair value of 100% of the net assets of these markets on the acquisition date was $131.0 million and was recorded on our consolidated balance sheets. Included in these net assets were $63.8 million of goodwill and $35.1 million in definite-lived intangible assets.
In the third quarter of fiscal 2011, we acquired the remaining 30% ownership of our business in the southern portion of China from our noncontrolling partner, Maxim’s Caterers Limited (Maxim’s). We simultaneously sold our 5% ownership interest in the Hong Kong market to Maxim’s.
In the first quarter of fiscal 2010, we acquired 100% ownership of our business in France, converting it from a 50% joint venture with Sigla S.A. (Grupo Vips) of Spain to a company-operated market. We simultaneously sold our 50% ownership interests in the Spain and Portugal markets to Grupo Vips, converting them to licensed markets.
In the fourth quarter of fiscal 2010, we acquired 100% ownership of our business in Brazil, converting it from a 49% joint venture with Cafés Sereia do Brasil Participações S.A of Brazil to a company-operated market.
In the fourth quarter of fiscal 2010, we acquired 100% ownership of a previously consolidated 50% joint venture in the US with Johnson Coffee Corporation, Urban Coffee Opportunities (“UCO”).
The following table shows the effects of the change in Starbucks ownership interest in UCO and our business in South China on Starbucks equity:

Fiscal Year Ended	September 30, 2012	October 2, 2011	October 3, 2010
Net earnings attributable to Starbucks	$1,383.8	$1,245.7	$945.6
Transfers (to) from the noncontrolling interest:
Decrease in additional paid-in capital for purchase of interest in subsidiary	—	(28.0)	(26.8)
Change from net earnings attributable to Starbucks and transfers to noncontrolling interest	$1,383.8	$1,217.7	$918.8

Derivative Financial Instruments	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
Foreign Currency
We enter into forward and swap contracts to hedge portions of cash flows of anticipated revenue streams and inventory purchases in currencies other than the entity's functional currency. Net derivative losses from cash flow hedges of $2.9 million and $11.1 million, net of taxes, were included in accumulated other comprehensive income as of September 30, 2012 and October 2, 2011, respectively. Of the net derivative losses accumulated as of September 30, 2012, $2.9 million pertains to derivative instruments that will be dedesignated as cash flow hedges within 12 months and will also continue to experience fair value changes before affecting earnings. Outstanding contracts will expire within 12 months.
We also enter into net investment derivative instruments to hedge our equity method investment in Starbucks Coffee Japan, Ltd., to minimize foreign currency exposure. Net derivative losses from net investment hedges of $33.6 million and $34.2 million, net of taxes, were included in accumulated other comprehensive income as of September 30, 2012 and October 2, 2011, respectively. Outstanding contracts will expire within 29 months.
In addition to the hedging instruments above, to mitigate the translation risk of certain balance sheet items, we enter into certain foreign currency swap contracts that are not designated as hedging instruments. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other on the consolidated statements of earnings. Gains and losses from these instruments are largely offset by the financial impact of translating foreign currency denominated payables and receivables, which is also recognized in net interest income and other.
Coffee
Depending on market conditions, we also enter into futures contracts to hedge a portion of anticipated cash flows under our price-to-be-fixed green coffee contracts, which are described further in Note 1. Net derivative losses of $32.9 million, net of taxes, were included in accumulated other comprehensive income as of September 30, 2012 related to coffee hedges. Of the net derivative losses accumulated as of September 30, 2012, $26.9 million pertains to derivative instruments that will be dedesignated as cash flow hedges within 12 months and will also continue to experience fair value changes before affecting earnings. Outstanding contracts will expire within 15 months. There was insignificant coffee hedge activity in fiscal 2011.
Dairy
To mitigate the price uncertainty of a portion of our future purchases of dairy products, we enter into certain futures contracts that are not designated as hedging instruments. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other. Gains and losses from these instruments are largely offset by price fluctuations on our dairy purchases which are included in cost of sales.
Diesel Fuel
To mitigate the price uncertainty of a portion of our future purchases of diesel fuel, we enter into certain swap contracts that are not designated as hedging instruments. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other. Gains and losses from these instruments are largely offset by the financial impact of diesel fuel fluctuations on our shipping costs which are included in operating expenses.

The following table presents the pretax effect of derivative contracts designated as hedging instruments on earnings and other comprehensive income ("OCI") for fiscal years ending (in millions):

	Foreign Currency		Coffee
	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011

Cash Flow Hedges:
Gain/(Loss) recognized in earnings	$(11.5)	$(15.9)	$(3.4)	$—
Gain/(Loss) recognized in OCI	$(2.5)	$(12.1)	$(39.8)	$—
Net Investment Hedges:
Gain/(Loss) recognized in earnings	$—	$—
Gain/(Loss) recognized in OCI	$1.1	$(12.0)

The amounts shown in the above table as recognized in earnings for foreign currency and coffee hedges represent the realized gains/(losses) reclassified from OCI to net earnings during the year. The amounts shown as recognized in OCI are prior to these reclassifications.

The following table presents the pretax effect of derivative contracts not designated as hedging instruments on earnings for fiscal years ending (in millions):

	Foreign Currency		Coffee		Dairy		Diesel Fuel
	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011
Gain/(Loss) recognized in earnings	$(2.2)	$0.7	$—	$(0.9)	$7.8	$5.7	$3.1	$1.1

Notional amounts of outstanding derivative contracts (in millions):

	Sep 30, 2012	Oct 2, 2011
Foreign currency	$383	$499
Coffee	125	66
Dairy	72	10
Diesel fuel	$24	$—

Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a Recurring Basis (in millions):

		Fair Value Measurements at Reporting Date Using
	Balance at September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$1,188.6	$1,188.6	$—	$—
Short-term investments:
Available-for-sale securities
Agency obligations	80.0	—	80.0	—
Commercial paper	103.9	—	103.9	—
Corporate debt securities	84.3	—	84.3	—
Government treasury securities	459.7	459.7	—	—
Certificates of deposit	62.9	—	62.9	—
Total available-for-sale securities	790.8	459.7	331.1	—
Trading securities	57.6	57.6	—	—
Total short-term investments	848.4	517.3	331.1	—
Long-term investments:
Available-for-sale securities
Agency obligations	14.0	—	14.0	—
Corporate debt securities	61.3	—	61.3	—
Auction rate securities	18.6	—	—	18.6
Certificates of deposit	22.1	—	22.1	—
Total long-term investments	116.0	—	97.4	18.6
Total	$2,153.0	$1,705.9	$428.5	$18.6
Liabilities:
Short-term derivatives:
Foreign Currency	$10.1	$—	$10.1	$—
Coffee	8.8	—	8.8	—
Total short-term derivatives	18.9	—	18.9	—
Long-term derivatives:
Foreign Currency	3.0	—	3.0	—
Total long-term derivatives	3.0	—	3.0	—
Total	$21.9	$—	$21.9	$—

		Fair Value Measurements at Reporting Date Using
	Balance at October 2, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$1,148.1	$1,148.1	$—	$—
Short-term investments:
Available-for-sale securities
Agency obligations	20.0	—	20.0	—
Commercial paper	87.0	—	87.0	—
Corporate debt securities	78.0	—	78.0	—
Government treasury securities	606.0	606.0	—	—
Certificates of deposit	64.0	—	64.0	—
Total available-for-sale securities	855.0	606.0	249.0	—
Trading securities	47.6	47.6	—	—
Total short-term investments	902.6	653.6	249.0	—
Long-term investments:
Available-for-sale securities
Corporate debt securities	67.0	—	67.0	—
Auction rate securities	28.0	—	—	28.0
Certificates of deposit	12.0	—	12.0	—
Total long-term investments	107.0	—	79.0	28.0
Total	$2,157.7	$1,801.7	$328.0	$28.0
Liabilities:
Short-term derivatives:
Foreign Currency	$20.1	$—	$20.1	$—
Coffee	1.2	—	1.2	—
Total short-term derivatives	21.3	—	21.3	—
Long-term derivatives:
Foreign Currency	9.9	—	9.9	—
Total long-term derivatives	9.9	—	9.9	—
Total	$31.2	$—	$31.2	$—

Short-term and long-term derivatives are included in other accrued liabilities and other long-term liabilities, respectively.
Gross unrealized holding gains and losses on investments were not material as of September 30, 2012 and October 2, 2011.

Available-for-sale Securities
Available-for-sale securities include government treasury securities, corporate and agency bonds, commercial paper, certificates of deposit placed through an account registry service and auction rate securities (“ARS”).
Level 1: For government treasury securities, we use quoted prices in active markets for identical assets to determine fair value.
Level 2: For corporate and agency bonds, for which a quoted market price is not available for identical assets, we determine fair value based upon the quoted market price of similar assets or the present value of expected future cash flows, calculated by applying revenue multiples to estimate future operating results and using discount rates appropriate for the duration and the risks involved. Fair values for commercial paper are estimated using a discounted cash flow calculation that applies current imputed interest rates of similar securities. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies current interest rates to aggregate expected maturities.
Level 3: We determine fair value of our ARS using an internally developed valuation model, using inputs that include interest rate curves, credit and liquidity spreads, and effective maturity.
Proceeds from sales of available-for-sale securities were $5.0 million, $0.0 million, and $1.1 million in fiscal years 2012, 2011, and 2010, respectively. For fiscal years 2012, 2011, and 2010 realized gains and losses on sales and maturities were not material.
Certificates of deposit have maturity dates ranging from approximately one month to 2 years and principal amounts, that when aggregated with interest that will accrue over the investment term, will not exceed Federal Deposit Insurance Corporation limits. Certificates of deposit with original maturities of 90 days or less are included in cash and cash equivalents. The amounts invested in certificate of deposits that were included in cash and cash equivalents were $0.2 million and $4.2 million as of September 30, 2012 and October 2, 2011, respectively.
Long-term investments (except for ARS) generally mature within 3 years. ARS have long-dated maturities but provide liquidity through a Dutch auction process that resets the applicable interest rate at pre-determined calendar intervals. Our ARS are collateralized by portfolios of student loans, substantially all of which are guaranteed by the United States Department of Education. Due to the auction failures that began in 2008, these securities became illiquid and were classified as long-term investments. The investment principal associated with the failed auctions will not be accessible until:

•	successful auctions resume;

•	an active secondary market for these securities develops;

•	the issuers replace these securities with another form of financing; or

•	final payments are made according to the contractual maturities of the debt issues which range from 18 to 32 years.
We do not intend to sell the ARS, nor is it likely we will be required to sell the ARS before their anticipated recovery, which may be at maturity.

Trading Securities
Trading securities include equity mutual funds and exchange-traded funds. For these securities, we use quoted prices in active markets for identical assets to determine fair value, thus these securities are considered Level 1 instruments. Our trading securities portfolio approximates a portion of the liability under the Management Deferred Compensation Plan (“MDCP”), a defined contribution plan. The corresponding deferred compensation liability of $94.8 million and $84.7 million as of September 30, 2012 and October 2, 2011, respectively, is included in accrued compensation and related costs on the consolidated balance sheets. The changes in net unrealized holding gains/losses in the trading portfolio included in earnings for fiscal years 2012 , 2011 and 2010 were a net gain of $10.9 million, a net loss of $2.1 million, and a net gain of $4.1 million, respectively.

Derivative Assets and Liabilities
Derivative assets and liabilities include foreign currency forward contracts, commodity swaps and futures contracts. Where applicable, we use quoted prices in active markets for identical derivative assets and liabilities that are traded on exchanges. Derivative assets and liabilities included in Level 2 are over-the-counter currency forward contracts and commodity swaps whose fair values are estimated using industry-standard valuation models. Such models project future cash flows and discount the future amounts to a present value using market-
based observable inputs, including interest rate curves and forward and spot prices for currencies and commodities.

Changes in Level 3 Instruments Measured at Fair Value on a Recurring Basis
Financial instruments measured using Level 3 inputs described above are comprised entirely of our ARS. Changes in this balance related primarily to calls of certain of our ARS. In fiscal 2012 and 2011, $10.7 million and $15.8 million, respectively, of our ARS were called at par.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Assets and liabilities recognized or disclosed at fair value on a nonrecurring basis include items such as property, plant and equipment, goodwill and other intangible assets, equity and cost method investments, and other assets. These assets are measured at fair value if determined to be impaired.
During fiscal 2012 and 2011, we recognized fair market value adjustments with a charge to earnings for these assets as follows:

	Year Ended September 30, 2012
	Carrying Value before adjustment	Fair value adjustment	Carrying value after adjustment
Property, plant and equipment (1)	$21.5	$(14.4)	$7.1

	Year Ended October 2, 2011
	Carrying Value before adjustment	Fair value adjustment	Carrying value after adjustment
Property, plant, and equipment (1)	$8.8	$(5.9)	$2.9
Other assets (2)	$22.1	$(22.1)	$—

(1)
These assets primarily consist of leasehold improvements in underperforming stores. The fair value was determined using a discounted cash flow model based on expected future store revenues and operating costs, using internal projections. The resulting impairment charge was included in store operating expenses.

(2)
The fair value was determined using valuation techniques, including discounted cash flows, comparable transactions, and/or comparable company analyses. The resulting impairment charge was included in other operating expenses.

Fair Value of Other Financial Instruments
The estimated fair value of the $550 million of 6.25% Senior Notes based on the quoted market price (Level 2) was approximately $674 million and $648 million as of September 30, 2012 and October 2, 2011, respectively.

Inventories	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories (in millions)

	September 30, 2012	October 2, 2011
Coffee:
Unroasted	$711.3	$431.3
Roasted	222.2	246.5
Other merchandise held for sale	181.6	150.8
Packaging and other supplies	126.4	137.2
Total	$1,241.5	$965.8

Other merchandise held for sale includes, among other items, serveware and tea. Inventory levels vary due to seasonality, commodity market supply and price fluctuations.
As of September 30, 2012, we had committed to purchasing green coffee totaling $557 million under fixed-price contracts and an estimated $297 million under price-to-be-fixed contracts. As of September 30, 2012, approximately $125 million of our price-to-be-fixed contracts were effectively fixed through the use of futures contracts. Until prices are fixed, we estimate the total cost of these purchase commitments. We believe, based on relationships established with our suppliers in the past, the risk of non-delivery on such purchase commitments is remote.

Equity and Cost Investments	12 Months Ended
Sep. 30, 2012
Equity and Cost Investments [Abstract]
Equity and Cost Investments
Equity and Cost Investments (in millions)

	September 30, 2012	October 2, 2011
Equity method investments	$393.9	$334.4
Cost method investments	66.0	37.9
Total	$459.9	$372.3

Equity Method Investments
As of September 30, 2012, we had a 50 percent ownership interest in each of the following international equity investees: Starbucks Coffee Korea Co., Ltd.; President Starbucks Coffee Taiwan Ltd.; Shanghai President Coffee Co.; Berjaya Starbucks Coffee Company Sdn. Bhd. (Malaysia); and Tata Starbucks Limited (India). In addition, we had a 39.6 percent ownership interest in Starbucks Coffee Japan, Ltd. These international entities operate licensed Starbucks retail stores. We also have licensed the rights to produce and distribute Starbucks branded products to The North American Coffee Partnership with the Pepsi-Cola Company. We have a 50 percent ownership interest in The North American Coffee Partnership, which develops and distributes bottled Frappuccino® beverages, Starbucks DoubleShot® espresso drinks, Seattle’s Best Coffee® ready-to-drink espresso beverages and Starbucks Refreshers™ beverages.
Our share of income and losses from our equity method investments is included in income from equity investees on the consolidated statements of earnings. Also included in this line item is our proportionate share of gross margin resulting from coffee and other product sales to, and royalty and license fee revenues generated from, equity investees. Revenues generated from these related parties, net of eliminations, were $190.3 million, $151.6 million, and $125.7 million in fiscal years 2012, 2011, and 2010, respectively. Related costs of sales, net of eliminations, were $111.0 million, $83.2 million, and $65.3 million in fiscal years 2012, 2011, and 2010, respectively. As of September 30, 2012 and October 2, 2011, there were $33.0 million and $31.9 million of accounts receivable from equity investees, respectively, on our consolidated balance sheets, primarily related to product sales and royalty revenues.
As of September 30, 2012, the aggregate market value of our investment in Starbucks Japan was approximately $400 million, determined based on its available quoted market price, which exceeds its carrying value of $201 million.
Summarized combined financial information of our equity method investees, which represent 100% of the investees’ financial information (in millions):

Financial Position as of	September 30, 2012	October 2, 2011
Current assets	$603.1	$476.9
Noncurrent assets	735.3	651.4
Current liabilities	411.2	340.1
Noncurrent liabilities	119.7	80.2

Results of Operations for Fiscal Year Ended	September 30, 2012	October 2, 2011	October 3, 2010
Net revenues	$2,796.7	$2,395.1	$2,128.0
Operating income	353.5	277.0	245.3
Net earnings	286.7	231.1	205.1

Cost Method Investments
As of September 30, 2012, we had a $41 million investment of equity interests in entities that develop and operate Starbucks licensed retail stores in several global markets. We have the ability to acquire additional interests in some of these cost method investees at certain intervals. Depending on our total percentage of ownership interest and our ability to exercise significant influence over financial and operating policies, additional investments may require a retroactive application of the equity method of accounting.
During the fourth quarter of fiscal 2012, we made a $25 million investment in the preferred stock of Square, Inc. In addition, in conjunction with a commercial agreement with Square, we also received warrants to purchase common stock of Square that are subject to certain vesting conditions.

Supplemental Balance Sheet Information	12 Months Ended
Sep. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information
 Supplemental Balance Sheet Information (in millions)

Property, Plant and Equipment, net	Sep 30, 2012	Oct 2, 2011
Land	$46.2	$44.8
Buildings	225.2	218.5
Leasehold improvements	3,957.6	3,617.7
Store equipment	1,251.0	1,101.8
Roasting equipment	322.8	295.1
Furniture, fixtures and other	836.2	757.8
Work in progress	264.1	127.4
Property, plant and equipment, gross	6,903.1	6,163.1
Less accumulated depreciation	(4,244.2)	(3,808.1)
Property, plant and equipment, net	$2,658.9	$2,355.0

On August 8, 2011, we completed the sale of two office buildings for gross consideration of $125 million. As a result of this sale, we recognized a $30.2 million gain within operating income on the consolidated statements of earnings in fiscal 2011.

Other Assets	Sep 30, 2012	Oct 2, 2011

Long-term deferred tax asset	$97.3	$156.3
Other intangible assets	143.7	111.9
Other	144.7	141.4
Total other assets	$385.7	$409.6

Accrued Liabilities	Sep 30, 2012	Oct 2, 2011

Accrued compensation and related costs	$381.6	$364.4
Accrued occupancy costs	126.9	148.3
Accrued taxes	138.3	109.2
Accrued dividend payable	157.4	126.6
Other	329.6	192.4
Total accrued liabilities	$1,133.8	$940.9

Other Long-Term Liabilities	Sep 30, 2012	Oct 2, 2011

Deferred rent	$201.9	$215.2
Unrecognized tax benefits	78.4	56.7
Asset retirement obligations	42.6	50.1
Other	22.4	25.8
Total other long-term liabilities	$345.3	$347.8

Other Intangible Assets and Goodwill	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets and Goodwill
Other Intangible Assets and Goodwill
Other intangible assets (in millions):

	Sep 30, 2012	Oct 2, 2011
Indefinite-lived intangibles	$87.7	$68.6
Definite-lived intangibles	72.3	54.2
Accumulated amortization	(16.3)	(10.9)
Definite-lived intangibles, net	56.0	43.3
Total other intangible assets	$143.7	$111.9
Definite-lived intangibles approximate remaining weighted average useful life in years	10	11

Amortization expense for definite-lived intangibles was $4.5 million, $2.2 million, and $1.2 million during fiscal 2012, 2011, and 2010, respectively. Amortization expense is estimated to be approximately $6 million each year from fiscal 2013 through fiscal 2017, and a total of approximately $26 million thereafter.
Changes in the carrying amount of goodwill by reportable operating segment (in millions):

	Americas	EMEA	China / Asia Pacific	Channel Development	Other	Total
Balance at October 3, 2010(1)
Goodwill prior to impairment	$163.6	$3.1	$74.8	$23.8	$5.7	$271.0
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$155.0	$3.1	$74.8	$23.8	$5.7	$262.4
Acquisitions	—	63.8	—	—	—	63.8
Purchase price adjustment of previous acquisitions	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Other(2)	(0.7)	(3.9)	—	—	—	(4.6)
Balance at October 2, 2011(1)
Goodwill prior to impairment	$162.9	$63.0	$74.8	$23.8	$5.7	$330.2
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$154.3	$63.0	$74.8	$23.8	$5.7	$321.6
Acquisitions	70.5	—	—	—	7.0	77.5
Purchase price adjustment of previous acquisitions	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Other(2)	2.5	(3.0)	0.5	—	—	—
Balance at September 30, 2012
Goodwill prior to impairment	$235.9	$60.0	$75.3	$23.8	$12.7	$407.7
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$227.3	$60.0	$75.3	$23.8	$12.7	$399.1

(1)	In conjunction with the change in reportable operating segments, we reclassified goodwill by segment as of October 2, 2011 and October 3, 2010.

(2)	Other is primarily comprised of changes in the goodwill balance as a result of foreign exchange fluctuations.

Debt	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt
Debt

Revolving Credit Facility and Commercial Paper Program
In November 2010, we replaced our previous credit facility with a new $500 million unsecured credit facility ("the credit facility”) with various banks, of which $100 million may be used for issuances of letters of credit. The credit facility is available for working capital, capital expenditures and other corporate purposes, including acquisitions and share repurchases and is currently set to mature in November 2014. Starbucks has the option, subject to negotiation and agreement with the related banks, to increase the maximum commitment amount by an additional $500 million. No borrowings were outstanding under the credit facility at the end of fiscal 2012 or fiscal 2011.The interest rate for any borrowings under the credit facility, based on Starbucks current ratings and fixed charge coverage ratio, is 0.85% over LIBOR The specific spread over LIBOR will depend upon our long-term credit ratings assigned by Moody’s and Standard & Poor’s rating agencies and our fixed charge coverage ratio. The credit facility contains provisions requiring us to maintain compliance with certain covenants, including a minimum fixed charge coverage ratio, which measures our ability to cover financing expenses.
Under our commercial paper program we may issue unsecured commercial paper notes, up to a maximum aggregate amount outstanding at any time of $500 million, with individual maturities that may vary, but not exceed 397 days from the date of issue. The program is backstopped by the credit facility and the combined borrowing limit is $500 million for the commercial paper program and the credit facility. We may issue commercial paper from time to time and the proceeds of the commercial paper financing may be used for working capital needs, capital expenditures and other corporate purposes, including acquisitions and share repurchases. No borrowings were outstanding under the commercial paper program at the end of fiscal 2012 or fiscal 2011.
As of September 30, 2012 and October 2, 2011, a total of $18 million and $17 million, respectively, in letters of credit were outstanding under the respective revolving credit facility.

Long-term Debt
In August 2007, we issued $550 million of 6.25% Senior Notes (“the notes”) due in August 2017, in an underwritten registered public offering. Interest is payable semi-annually on February 15 and August 15 of each year. The notes require us to maintain compliance with certain covenants, which limit future liens and sale and leaseback transactions on certain material properties. As of September 30, 2012 and October 2, 2011, we were in compliance with each of these covenants. As of September 30, 2012 and October 2, 2011, the carrying value of the notes, recorded on the consolidated balance sheets, was $549.6 million and $549.5 million, respectively.

Interest Expense
Interest expense, net of interest capitalized, was $32.7 million, $33.3 million, and $32.7 million in fiscal 2012, 2011 and 2010, respectively. In fiscal 2012, 2011, and 2010, $3.2 million, $4.4 million, and $4.9 million, respectively, of interest was capitalized for asset construction projects.

Leases	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Leases
Leases
Rental expense under operating lease agreements (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Minimum rentals	$759.0	$715.6	$688.5
Contingent rentals	44.7	34.3	26.1
Total	$803.7	$749.9	$714.6

Minimum future rental payments under non-cancelable operating leases as of September 30, 2012 (in millions):

Fiscal Year Ending
2013	$787.9
2014	728.5
2015	640.4
2016	531.5
2017	403.4
Thereafter	968.5
Total minimum lease payments	$4,060.2

We have subleases related to certain of our operating leases. During fiscal 2012, 2011, and 2010, we recognized sublease income of $10.0 million, $13.7 million, and $10.9 million, respectively.

Shareholders' Equity	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
In addition to 1.2 billion shares of authorized common stock with $0.001 par value per share, we have authorized 7.5 million  shares of preferred stock, none of which was outstanding at September 30, 2012.
Included in additional paid-in capital in our consolidated statements of equity as of September 30, 2012 and October 2, 2011 is $39.4 million related to the increase in value of our share of the net assets of Starbucks Japan at the time of its initial public stock offering in fiscal 2002.
Share repurchase activity (in millions, except for average price data):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011
Number of shares acquired	12.3	15.6
Average price per share of acquired shares	$48.15	$35.53
Total cost of acquired shares	$593.2	$555.9

As of September 30, 2012, 12.1 million shares remained available for repurchase under the current authorization. On November 14, 2012, our Board of Directors authorized the repurchase of up to an additional 25 million shares under our share repurchase program.
During fiscal years 2012 and 2011, our Board of Directors declared the following dividends (in millions, except per share amounts):

	Dividend Per Share	Record date	Total Amount	Payment Date
Fiscal Year 2012:
First quarter	$0.17	February 8, 2012	$128.2	February 24, 2012
Second quarter	$0.17	May 9, 2012	$129.0	May 25, 2012
Third quarter	$0.17	August 8, 2012	$129.1	August 24, 2012
Fourth quarter	$0.21	November 15, 2012	$157.4	November 30, 2012
Fiscal Year 2011:
First quarter	$0.13	February 9, 2011	$97.4	February 25, 2011
Second quarter	$0.13	May 11, 2011	$97.8	May 27, 2011
Third quarter	$0.13	August 10, 2011	$97.4	August 26, 2011
Fourth quarter	$0.17	November 17, 2011	$126.6	December 2, 2011

Comprehensive Income
Comprehensive income includes all changes in equity during the period, except those resulting from transactions with our shareholders. Comprehensive income is comprised of net earnings and other comprehensive income. Accumulated other comprehensive income reported on our consolidated balance sheets consists of foreign currency translation adjustments and the unrealized gains and losses, net of applicable taxes, on available-for-sale securities and on derivative instruments designated and qualifying as cash flow and net investment hedges.
Components of accumulated other comprehensive income, net of tax (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011
Net unrealized gains/(losses) on available-for-sale securities	$(0.1)	$(0.5)
Net unrealized gains/(losses) on hedging instruments	(72.1)	(45.3)
Translation adjustment	94.9	92.1
Accumulated other comprehensive income	$22.7	$46.3

As of September 30, 2012 and October 2, 2011, the translation adjustment was net of tax provisions of $6.6 million and $3.3 million, respectively.

Employee Stock and Benefit Plans	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock and Benefit Plans
Employee Stock and Benefit Plans
We maintain several equity incentive plans under which we may grant non-qualified stock options, incentive stock options, restricted stock, restricted stock units (“RSUs”), or stock appreciation rights to employees, non-employee directors and consultants. We issue new shares of common stock upon exercise of stock options and the vesting of RSUs. We also have an employee stock purchase plan (“ESPP”).
As of September 30, 2012, there were 24.6 million shares of common stock available for issuance pursuant to future equity-based compensation awards and 8.1 million shares available for issuance under our ESPP.
Stock based compensation expense recognized in the consolidated financial statements (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Options	$46.2	$60.4	$76.8
Restricted Stock Units (“RSUs”)	107.4	84.8	36.8
Total stock-based compensation expense recognized in the consolidated statement of earnings	$153.6	$145.2	$113.6
Total related tax benefit	54.2	51.2	40.6
Total capitalized stock-based compensation included in net property, plant and equipment and inventories on the consolidated balance sheets	2.0	2.1	1.9

Stock Option Plans
Stock options to purchase our common stock are granted at the fair market value of the stock on the date of grant. The majority of options become exercisable in four equal installments beginning a year from the date of grant and generally expire 10 years from the date of grant. Options granted to non-employee directors generally vest over one to three years. Nearly all outstanding stock options are non-qualified stock options.
The fair value of each stock option granted is estimated on the grant date using the Black-Scholes-Merton (“BSM”) option valuation model. The assumptions used to calculate the fair value of options granted are evaluated and revised, as necessary, to reflect market conditions and our experience. Options granted are valued using the multiple option valuation approach, and the resulting expense is recognized over the requisite service period for each separately vesting portion of the award. Compensation expense is recognized only for those options expected to vest, with forfeitures estimated at the date of grant based on our historical experience and future expectations.
The fair value of stock option awards was estimated at the grant date with the following weighted average assumptions for fiscal years 2012, 2011, and 2010:

	Employee Stock Options Granted During the Period
Fiscal Year Ended	2012	2011	2010
Expected term (in years)	4.8	5.0	4.7
Expected stock price volatility	38.2%	39.0%	43.0%
Risk-free interest rate	1.0%	1.6%	2.1%
Expected dividend yield	1.5%	1.7%	0.1%
Weighted average grant price	$44.26	$31.46	$22.28
Estimated fair value per option granted	$12.79	$9.58	$8.50

The expected term of the options represents the estimated period of time until exercise, and is based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations of future employee behavior. Expected stock price volatility is based on a combination of historical volatility of our stock and the one-year implied volatility of Starbucks traded options, for the related vesting periods. The risk-free interest rate is based on the implied yield available on US Treasury zero-coupon issues with an equivalent remaining term. The dividend yield assumption is based on the anticipated cash dividend payouts. The amounts shown above for the estimated fair value per option granted are before the estimated effect of forfeitures, which reduce the amount of expense recorded on the consolidated statements of earnings.
The BSM option valuation model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. Our employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value estimate. Because our stock options do not trade on a secondary exchange, employees do not derive a benefit from holding stock options unless there is an increase, above the grant price, in the market price of our stock. Such an increase in stock price would benefit all shareholders commensurately.
Stock option transactions from September 27, 2009 through September 30, 2012 (in millions, except per share and contractual life amounts):

	Shares Subject to Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, September 27, 2009	63.6	$14.75	6.7	$442
Granted	14.9	22.28
Exercised	(9.6)	11.94
Expired/forfeited	(8.2)	18.73
Outstanding, October 3, 2010	60.7	16.52	6.6	611
Granted	4.3	31.46
Exercised	(16.1)	14.40
Expired/forfeited	(3.6)	18.06
Outstanding, October 2, 2011	45.3	18.57	6.4	848
Granted	3.4	44.26
Exercised	(13.6)	15.99
Expired/forfeited	(2.0)	20.67
Outstanding, September 30, 2012	33.1	22.19	6.1	945
Exercisable, September 30, 2012	18.4	19.96	5.0	567
Vested and expected to vest, September 30, 2012	32.0	21.92	6.0	923

The aggregate intrinsic value in the table above is the amount by which the market value of the underlying stock exceeded the exercise price of outstanding options, is before applicable income taxes and represents the amount optionees would have realized if all in-the-money options had been exercised on the last business day of the period indicated.
The following is a summary of stock options outstanding at the end of fiscal 2012 (shares in millions):

	Options Outstanding			Options Exercisable
Range of Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Under $10.00	9.0	6.0	$8.65	5.0	$8.65
$10.01 - $20.00	3.6	3.7	15.14	3.3	15.22
$20.01 - $30.00	10.8	6.0	23.14	6.5	23.91
Over $30.00	9.7	7.1	36.36	3.6	32.89
	33.1	6.1	$22.19	18.4	$19.96

As of September 30, 2012, total unrecognized stock-based compensation expense, net of estimated forfeitures, related to nonvested stock options was approximately $35 million, before income taxes, and is expected to be recognized over a weighted average period of approximately 2.3 years. The total intrinsic value of stock options exercised was $440 million, $323 million, and $118 million during fiscal years 2012, 2011, and 2010, respectively. The total fair value of options vested was $59 million, $126 million, and $108 million during fiscal years 2012, 2011, and 2010, respectively.

RSUs
We have both time-vested and performance-based RSUs. Time-vested RSUs are awarded to eligible employees and entitle the grantee to receive shares of common stock at the end of a vesting period, subject solely to the employee’s continuing employment. Our performance-based RSUs are awarded to eligible employees and entitle the grantee to receive shares of common stock if we achieve specified performance goals for the full fiscal year in the year of award and the grantee remains employed during the subsequent vesting period. The fair value of RSUs is based on the closing price of Starbucks common stock on the award date. Expense for performance-based RSUs is recognized when it is probable the performance goal will be achieved.
RSU transactions from September 27, 2009 through September 30, 2012 (in millions, except per share and contractual life amounts):

	Number of Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Nonvested, September 27, 2009	4.4	$11.55	1.6	$88
Granted	2.3	22.27
Vested	(0.7)	16.35
Forfeited/cancelled	(0.6)	12.27
Nonvested, October 3, 2010	5.4	13.55	1.1	141
Granted	5.4	31.06
Vested	(1.7)	9.40
Forfeited/cancelled	(0.8)	25.68
Nonvested, October 2, 2011	8.3	23.11	0.8	309
Granted	4.1	44.05
Vested	(4.2)	18.93
Forfeited/cancelled	(0.9)	35.56
Nonvested, September 30, 2012	7.3	34.68	0.9	366

As of September 30, 2012, total unrecognized stock-based compensation expense related to nonvested RSUs, net of estimated forfeitures, was approximately $80 million, before income taxes, and is expected to be recognized over a weighted average period of approximately 2.0 years.

ESPP
Our ESPP allows eligible employees to contribute up to 10% of their base earnings toward the quarterly purchase of our common stock, subject to an annual maximum dollar amount. The purchase price is 95% of the fair market value of the stock on the last business day of the quarterly offering period. The number of shares issued under our ESPP was 0.4 million in fiscal 2012.

Deferred Stock Plan
We have a deferred stock plan for certain key-employees that enables participants in the plan to defer receipt of ownership of common shares from the exercise of nonqualified stock options. The minimum deferral period is 5 years. As of September 30, 2012 and October 2, 2011, 3.4 million shares were deferred under the terms of this plan. The rights to receive these shares, represented by common stock units, are included in the calculation of basic and diluted earnings per share as common stock equivalents. No new initial deferrals are permitted under this plan; the plan permits re-deferrals of previously deferred shares.

Defined Contribution Plans
We maintain voluntary defined contribution plans, both qualified and non-qualified, covering eligible employees as defined in the plan documents. Participating employees may elect to defer and contribute a portion of their eligible compensation to the plans up to limits stated in the plan documents, not to exceed the dollar amounts set by applicable laws.
Our matching contributions to all US and non-US plans were $59.8 million, $45.5 million, and $23.5 million in fiscal years 2012, 2011, and 2010, respectively.

Income Taxes (Notes)	12 Months Ended
Sep. 30, 2012
Income Tax Expense (Benefit) [Abstract]
Income Taxes
Income Taxes
The components of earnings before income taxes were as follows (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
United States	$1,679.6	$1,523.4	$1,308.9
Foreign	379.5	287.7	128.1
Total earnings before income taxes	$2,059.1	$1,811.1	$1,437.0

Provision for income taxes (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Current taxes:
Federal	$466.0	$344.7	$457.5
State	79.9	61.2	79.6
Foreign	76.8	37.3	38.3
Total current taxes	622.7	443.2	575.4
Deferred taxes:
Federal	49.2	111.6	(76.0)
State	(0.7)	8.3	(9.3)
Foreign	3.2	—	(1.4)
Total deferred taxes	51.7	119.9	(86.7)
Total provision for income taxes	$674.4	$563.1	$488.7

Reconciliation of the statutory US federal income tax rate with our effective income tax rate:

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	2.5%	2.5%	2.5%
Benefits and taxes related to foreign operations	(3.3)%	(3.1)%	(2.5)%
Domestic production activity deduction	(0.7)%	(0.8)%	(0.9)%
Other, net(1)	(0.7)%	(2.5)%	(0.1)%
Effective tax rate	32.8%	31.1%	34.0%

(1)	Fiscal 2011 includes a benefit of 0.9% related to the acquisition of the remaining ownership interest in Switzerland and Austria.
US income and foreign withholding taxes have not been provided on approximately $1.5 billion of cumulative undistributed earnings of foreign subsidiaries and equity investees. We intend to reinvest these earnings for the foreseeable future. If these amounts were distributed to the US, in the form of dividends or otherwise, we would be subject to additional US income taxes, which could be material. Determination of the amount of unrecognized deferred income tax liabilities on these earnings is not practicable because of the complexities with its hypothetical calculation, and the amount of liability, if any, is dependent on circumstances existing if and when remittance occurs.
Tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities (in millions):

	Sep 30, 2012	Oct 2, 2011
Deferred tax assets:
Property, plant and equipment	$62.7	$46.4
Accrued occupancy costs	72.0	55.9
Accrued compensation and related costs	66.9	69.6
Other accrued liabilities	15.7	27.8
Asset retirement obligation asset	20.1	19.0
Deferred revenue	43.7	47.8
Asset impairments	38.5	60.0
Tax credits	14.6	23.0
Stock based compensation	131.8	128.8
Net operating losses	99.2	85.5
Other	80.9	58.6
Total	$646.1	$622.4
Valuation allowance	(154.2)	(137.4)
Total deferred tax asset, net of valuation allowance	$491.9	$485.0
Deferred tax liabilities:
Property, plant and equipment	(89.0)	(66.4)
Intangible assets and goodwill	(34.0)	(25.2)
Other	(44.8)	(18.1)
Total	(167.8)	(109.7)
Net deferred tax asset	$324.1	$375.3
Reported as:
Current deferred income tax assets	$238.7	$230.4
Long-term deferred income tax assets (included in Other assets)	97.3	156.3
Current deferred income tax liabilities (included in Accrued liabilities)	(1.3)	(4.9)
Long-term deferred income tax liabilities (included in Other long-term liabilities)	(10.6)	(6.5)
Net deferred tax asset	$324.1	$375.3

We will establish a valuation allowance if either it is more likely than not that the deferred tax asset will expire before we are able to realize the benefit, or the future deductibility is uncertain. Periodically, the valuation allowance is reviewed and adjusted based on our assessments of the likelihood of realizing the benefit of our deferred tax assets. The valuation allowance as of September 30, 2012 and October 2, 2011 is primarily related to net operating losses and other deferred tax assets of consolidated foreign subsidiaries. The net change in the total valuation allowance for the years ended September 30, 2012 and October 2, 2011, was an increase of $16.8 million and $49.3 million, respectively. During fiscal 2011, we recognized approximately $32 million of previously unrecognized deferred tax assets in certain foreign jurisdictions, with a corresponding increase to the valuation allowance due to the uncertainty of their realization.
As of September 30, 2012, Starbucks has utilized all of its foreign tax credits and no longer has a foreign tax credit carryforward. Starbucks has a capital loss carryforward of $7.1 million, with an expiration date of 2015, and foreign net operating losses of $318 million, with the predominant amount having no expiration date.
Taxes currently payable of $50.8 million and $30.1 million are included in accrued liabilities on the consolidated balance sheets as of September 30, 2012 and October 2, 2011, respectively.

Uncertain Tax Positions
As of September 30, 2012, we had $75.3 million of gross unrecognized tax benefits of which $39.7 million, if recognized, would affect our effective tax rate. We recognize interest and penalties related to income tax matters in income tax expense. As of September 30, 2012 and October 2, 2011, we had accrued interest and penalties of $5.5 million and $6.2 million, respectively, before the benefit of the federal tax deduction, recorded on our consolidated balance sheets.
The following table summarizes the activity related to our unrecognized tax benefits (in millions):

	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Beginning balance	52.9	68.4	49.1
Increase related to prior year tax positions	8.8	4.4	35.0
Decrease related to prior year tax positions	—	(32.3)	(21.4)
Increase related to current year tax positions	20.0	26.0	14.1
Decrease related to current year tax positions	(1.1)	(0.8)	(8.1)
Decreases related to settlements with taxing authorities	(0.5)	(5.0)	—
Decreases related to lapsing of statute of limitations	(4.8)	(7.8)	(0.3)
Ending balance	75.3	52.9	68.4

We are currently under routine audit by various jurisdictions outside the US as well as US state taxing jurisdictions for fiscal years 2006 through 2011. We are no longer subject to US federal or state examination for years prior to fiscal year 2009, with the exception of seven states. We are subject to income tax in many jurisdictions outside the US. We are no longer subject to examination in any material international markets prior to 2006.
There is a reasonable possibility that the unrecognized tax benefits will change within 12 months, but we do not expect this change to be material to the consolidated financial statements.

Earnings Per Share	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per Share
Calculation of net earnings per common share (“EPS”) — basic and diluted (in millions, except EPS):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Net earnings attributable to Starbucks	$1,383.8	$1,245.7	$945.6
Weighted average common shares and common stock units outstanding (for basic calculation)	754.4	748.3	744.4
Dilutive effect of outstanding common stock options and RSUs	18.6	21.4	19.8
Weighted average common and common equivalent shares outstanding (for diluted calculation)	773.0	769.7	764.2
EPS — basic	$1.83	$1.66	$1.27
EPS — diluted	$1.79	$1.62	$1.24

Potential dilutive shares consist of the incremental common shares issuable upon the exercise of outstanding stock options (both vested and non-vested) and unvested RSUs, calculated using the treasury stock method. The calculation of dilutive shares outstanding excludes out-of-the-money stock options (i.e., such options’ exercise prices were greater than the average market price of our common shares for the period) because their inclusion would have been antidilutive. Out-of-the-money stock options totaled 0.2 million, 0.1 million, and 7.9 million as of September 30, 2012, October 2, 2011, and October 3, 2010, respectively.

Commitments And Contingencies (Notes)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
Commitments and Contingencies

Legal Proceedings
In the first quarter of fiscal 2011, Starbucks notified Kraft Foods Global, Inc. (“Kraft”) that we were discontinuing our distribution arrangement with Kraft on March 1, 2011 due to material breaches by Kraft of its obligations under the Supply and License Agreement between the Company and Kraft, dated March 29, 2004 (the “Agreement”), which defined the main distribution arrangement between the parties. Through our arrangement with Kraft, Starbucks sold a selection of Starbucks and Seattle's Best Coffee branded packaged coffees in grocery and warehouse club stores throughout the US, and to grocery stores in Canada, the UK and other European countries. Kraft managed the distribution, marketing, advertising and promotion of these products.
Kraft denies it has materially breached the Agreement. On November 29, 2010, Starbucks received a notice of arbitration from Kraft putting the commercial dispute between the parties into binding arbitration pursuant to the terms of the Agreement. In addition to denying it materially breached the Agreement, Kraft further alleges that if Starbucks wished to terminate the Agreement it must compensate Kraft as provided in the Agreement in an amount equal to the fair value of the Agreement, with an additional premium of up to 35% under certain circumstances.
On December 6, 2010, Kraft commenced a federal court action against Starbucks, entitled Kraft Foods Global, Inc. v. Starbucks Corporation, in the U.S. District Court for the Southern District of New York (the “District Court”) seeking injunctive relief to prevent Starbucks from terminating the distribution arrangement until the parties' dispute is resolved through the arbitration proceeding. On January 28, 2011, the District Court denied Kraft's request for injunctive relief. Kraft appealed the District Court's decision to the Second Circuit Court of Appeals. On February 25, 2011, the Second Circuit Court of Appeals affirmed the District Court's decision. As a result, Starbucks is in full control of our packaged coffee business as of March 1, 2011.
While Starbucks believes we have valid claims of material breach by Kraft under the Agreement that allowed us to terminate the Agreement and certain other relationships with Kraft without compensation to Kraft, there exists the possibility of material adverse outcomes to Starbucks in the arbitration or to resolve the matter. Although Kraft disclosed to the press and in federal court filings a $750 million offer Starbucks made to Kraft in August 2010 to avoid litigation and ensure a smooth transition of the business, the figure is not a proper basis upon which to estimate a possible outcome of the arbitration but was based upon facts and circumstances at the time. Kraft rejected the offer immediately and did not provide a counter-offer, effectively ending the discussions between the parties with regard to any payment. Moreover, the offer was made prior to our investigation of Kraft's breaches and without consideration of Kraft's continuing failure to comply with material terms of the agreements.
On April 2, 2012, Starbucks and Kraft exchanged expert reports regarding alleged damages on their affirmative claims. Starbucks claimed damages of up to $62.9 million from the loss of sales resulting from Kraft's failure to use commercially reasonable efforts to market Starbucks® coffee, plus attorney fees. Kraft's expert opined that the fair market value of the Agreement was $1.9 billion. After applying a 35% premium and 9% interest, Kraft claimed damages of up to $2.9 billion, plus attorney fees.  The arbitration hearing commenced on July 11, 2012 and was completed on August 3. Starbucks presented evidence of material breaches on Kraft's part and sought nominal damages from Kraft for those breaches. Kraft presented evidence denying it had breached the parties' Agreement and sought damages of $2.9 billion plus attorney fees. We expect a decision from the Arbitrator in the first half of fiscal 2013.
At this time, Starbucks believes an unfavorable outcome with respect to the arbitration is not probable, but as noted above is reasonably possible. As also noted above, Starbucks believes we have valid claims of material breach by Kraft under the Agreement that allowed us to terminate the Agreement without compensation to Kraft. In addition, Starbucks believes Kraft's damage estimates are highly inflated and based upon faulty analysis. As a result, we cannot reasonably estimate the possible loss. Accordingly, no loss contingency has been recorded for this matter.
Starbucks is party to various other legal proceedings arising in the ordinary course of business, including certain employment litigation cases that have been certified as class or collective actions, but, except as noted above, is not currently a party to any legal proceeding that management believes could have a material adverse effect on our consolidated financial position, results of operations or cash flows.

Restructuring Charges (Notes)	12 Months Ended
Sep. 30, 2012
Restructuring Charges [Abstract]
Restructuring Charges
Restructuring Charges
The restructuring efforts we began in fiscal 2008 to rationalize our store portfolio and the non-retail support organization were completed in fiscal 2010. On a cumulative basis we closed 918 stores on a global basis as part of this effort.
Restructuring charges by type of cost for fiscal 2010 were as follows (in millions):

	By Type of Cost
	Total	Lease Exit and Other Related Costs	Asset Impairments	Employee Termination Costs
Costs incurred and charged to expense in fiscal 2010	$53.0	$53.0	$0.2	$(0.2)
Accrued liability as of October 3, 2010(1)	$89.2	$89.2	$—	$—
Cash payments	(27.1)	(27.1)	—	—
Other	0.5	0.5	—	—
Accrued liability as of October 2, 2011(1)	$62.6	$62.6	$—	$—
Cash payments	(18.7)	(18.7)	—	—
Other	(5.3)	(5.3)	—	—
Accrued liability as of September 30, 2012(1)	$38.6	$38.6	$—	$—

(1)	The remaining liability relates to lease obligations for stores that were previously closed where Starbucks has been unable to terminate the lease or find subtenants for the unused space.
For fiscal 2010, $28.4 million, $24.5 million and $0.1 million of restructuring charges were recorded to the Americas, EMEA, and CAP segments, respectively.

Segment Reporting	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Segment information is prepared on the same basis that our management reviews financial information for operational decision-making purposes. Beginning with the first quarter of fiscal 2012, we redefined our reportable operating segments to align with the three-region leadership and organizational structure of our retail business that took effect at the beginning of fiscal 2012.
The three-region structure includes: 1) Americas, inclusive of the US, Canada, and Latin America; 2) Europe, Middle East, and Africa, collectively referred to as the “EMEA” region; and 3) China / Asia Pacific (“CAP”). Our chief executive officer, who is our chief operating decision maker manages these businesses, evaluates financial results, and makes key operating decisions based on the new organizational structure. Accordingly, beginning with the first quarter of fiscal 2012, we revised our reportable operating segments from 1) US, 2) International, and 3) Global Consumer Products Group to the following four reportable segments: 1) Americas, 2) CAP, 3)
EMEA, and 4) Global Consumer Products Group. In the second quarter of fiscal 2012, we renamed our Global Consumer Products Group segment “Channel Development.” Segment revenues as a percentage of total net revenues for the year ended 2012 were as follows: Americas (75%), EMEA (9%), China / Asia Pacific (5%), and Channel Development (10%).
Effective at the beginning of fiscal 2013, we decentralized certain leadership functions in the areas of retail marketing and category management, global store development and partner resources, to support and align with the respective operating segment presidents. In conjunction with these moves, certain general and administrative and depreciation and amortization expenses associated with these functions, which were previously reported as unallocated corporate expenses within "Other," are now reported within the respective reportable operating segments to align with the regions that they support.
Concurrent with the change in reportable operating segments and realignment of certain operating expenses noted above, we revised our prior period financial information to reflect comparable financial information for the new segment structure and reporting changes. Historical financial information presented herein reflects these changes. There was no impact on consolidated net revenues, total operating expenses, operating income, or net earnings as a result of these changes.
Americas
Americas operations sell coffee and other beverages, complementary food, packaged coffees, single serve coffee products and a focused selection of merchandise through company-operated stores and licensed stores. The Americas segment is our most mature business and has achieved significant scale.
Europe, Middle East, and Africa
EMEA operations sell coffee and other beverages, complementary food, packaged coffees, single serve coffee products and a focused selection of merchandise through company-operated stores and licensed stores. Certain markets within EMEA operations are in the early stages of development and require a more extensive support organization, relative to the current levels of revenue and operating income, than Americas.
China / Asia Pacific
China /Asia Pacific operations sell coffee and other beverages, complementary food, packaged coffees, single serve coffee products and a focused selection of merchandise through company-operated stores and licensed stores. Certain markets within China / Asia Pacific operations are in the early stages of development and require a more extensive support organization, relative to the current levels of revenue and operating income, than Americas.
Channel Development
Channel Development operations sell a selection of packaged coffees as well as a selection of premium Tazo® teas globally. Channel Development operations also produce and sell a variety of ready-to-drink beverages, Starbucks VIA® Ready Brew, Starbucks® coffee and Tazo® tea K-Cup® portion packs, Starbucks® ice creams, and Starbucks Refreshers™ beverages. The US foodservice business, which is included in the Channel Development segment, sells coffee and other related products to institutional foodservice companies.
Other
Other includes Seattle’s Best Coffee, Evolution Fresh, Digital Ventures, and unallocated corporate expenses that pertain to corporate administrative functions that support the operating segments but are not specifically attributable to or managed by any segment, and are not included in the reported financial results of the operating segments.
Revenue mix by product type (in millions):

Fiscal Year Ended	Sep 30, 2012		Oct 2, 2011		Oct 3, 2010
Beverage	$7,838.8	59%	$7,217.0	62%	$6,750.3	63%
Food	2,092.8	16%	2,008.0	17%	1,878.7	18%
Packaged and single serve coffees	2,001.1	15%	1,451.0	12%	1,131.3	10%
Other(1)	1,366.8	10%	1,024.4	9%	947.1	9%
Total	$13,299.5	100%	$11,700.4	100%	$10,707.4	100%

(1)	Other includes royalty and licensing revenues, beverage-related ingredients, packaging and other merchandise.
Information by geographic area (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Net revenues from external customers:
United States	$10,177.5	$8,966.9	$8,335.4
Other countries	3,122.0	2,733.5	2,372.0
Total	$13,299.5	$11,700.4	$10,707.4

No customer accounts for 10% or more of our revenues. Revenues are shown based on the geographic location of our customers. Revenues from countries other than the US consist primarily of revenues from Canada, UK, and China, which together account for approximately 64% of net revenues from other countries for fiscal 2012.

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Long-lived assets:
United States	$2,767.1	$2,587.1	$2,807.9
Other countries	1,252.5	978.4	821.6
Total	$4,019.6	$3,565.5	$3,629.5

Management evaluates the performance of its operating segments based on net revenues and operating income. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 1. Operating income represents earnings before net interest income and other and income taxes. Management does not evaluate the performance of its operating segments using asset measures. The identifiable assets by segment disclosed in this note are those assets specifically identifiable within each segment and include net property, plant and equipment, equity and cost investments, goodwill, and other intangible assets. Corporate assets are primarily comprised of cash and investments, assets of the corporate headquarters and roasting facilities, and inventory.

The tables below presents financial information for our reportable operating segments and Other for the years ended September 30, 2012, October 2, 2011, and October 3, 2010 including the reclassifications discussed in Note 1 (in millions):

	Americas	EMEA	China / Asia Pacific	Channel Development	Other	Total
Fiscal 2012
Total net revenues	$9,936.0	$1,141.3	$721.4	$1,292.2	$208.6	$13,299.5
Depreciation and amortization expenses	392.4	57.1	23.2	1.3	76.3	550.3
Income (loss) from equity investees	2.1	0.3	122.4	85.2	0.7	210.7
Operating income/(loss)	2,020.4	6.8	252.6	340.4	(622.8)	1,997.4
Total assets	2,199.0	467.4	656.6	88.8	4,807.4	8,219.2

Fiscal 2011
Total net revenues	$9,065.0	$1,046.8	$552.3	$860.5	$175.8	$11,700.4
Depreciation and amortization expenses	391.4	53.4	18.1	2.4	58.0	523.3
Income (loss) from equity investees	1.6	6.0	92.9	75.6	(2.4)	173.7
Operating income/(loss)	1,775.2	38.9	191.3	283.5	(560.4)	1,728.5
Total assets	1,841.9	398.2	540.0	54.7	4,525.6	7,360.4

Fiscal 2010
Total net revenues	$8,488.5	$953.4	$407.3	$707.4	$150.8	$10,707.4
Depreciation and amortization expenses	394.2	50.6	15.8	3.7	46.1	510.4
Income (loss) from equity investees	0.9	6.8	73.1	70.6	(3.3)	148.1
Operating income/(loss)	1,529.5	(8.2)	126.0	268.7	(496.6)	1,419.4
Total assets	1,837.9	475.8	442.0	54.1	3,576.1	6,385.9

The following table reconciles the total of operating income in the table above to consolidated earnings before income taxes (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Operating income	$1,997.4	$1,728.5	$1,419.4
Interest income and other, net	94.4	115.9	50.3
Interest expense	(32.7)	(33.3)	(32.7)
Earnings before income taxes	$2,059.1	$1,811.1	$1,437.0

Subsequent Event	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Event
In the first quarter of fiscal 2013, we signed an agreement to acquire 100% of the outstanding shares of Teavana Holdings, Inc., a specialty retailer of premium loose-leaf teas, authentic artisanal teawares and other tea-related merchandise, for approximately $620 million in cash. The acquisition is expected to close by December 31, 2012, subject to regulatory approval and customary closing conditions.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Principals of Consolidation
Principles of Consolidation
The consolidated financial statements reflect the financial position and operating results of Starbucks, including wholly owned subsidiaries and investees that we control. Investments in entities that we do not control, but have the ability to exercise significant influence over operating and financial policies, are accounted for under the equity method. Investments in entities in which we do not have the ability to exercise significant influence are accounted for under the cost method. Intercompany transactions and balances have been eliminated.

Fiscal Year End
Fiscal Year End
Our fiscal year ends on the Sunday closest to September 30. Fiscal years 2012 and 2011 included 52 weeks. Fiscal year 2010 included 53 weeks, with the 53rdweek falling in the fourth fiscal quarter.

Estimates and Assumptions
Estimates and Assumptions
Preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Examples include, but are not limited to, estimates for asset and goodwill impairments, stock-based compensation forfeiture rates, future asset retirement obligations, and inventory reserves; assumptions underlying self-insurance reserves and income from unredeemed stored value cards; and the potential outcome of future tax consequences of events that have been recognized in the financial statements. Actual results and outcomes may differ from these estimates and assumptions.

Cash and Cash Equivalents
Cash and Cash Equivalents
We consider all highly liquid instruments with a maturity of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents are valued using active markets for identical assets. We maintain cash and cash equivalent balances with financial institutions that exceed federally insured limits. We have not experienced any losses related to these balances and we believe credit risk to be minimal.
Our cash management system provides for the funding of all major bank disbursement accounts on a daily basis as checks are presented for payment. Under this system, outstanding checks are in excess of the cash balances at certain banks, which creates book overdrafts. Book overdrafts are presented as a current liability in accounts payable on the consolidated balance sheets.

Short-term and Long-term Investments
Short-term and Long-term Investments
Our short-term and long-term investments consist primarily of investment grade debt securities, including some auction rate securities, all of which are classified as available-for-sale. Also included in our available-for-sale investment portfolio are certificates of deposit placed through an account registry service. Available-for-sale securities are recorded at fair value, and unrealized holding gains and losses are recorded, net of tax, as a component of accumulated other comprehensive income. Available-for-sale securities with remaining maturities of less than one year and those identified by management at the time of purchase to be used to fund operations within one year are classified as short term. All other available-for-sale securities, including all of our auction rate securities, are classified as long term. Unrealized losses are charged against net earnings when a decline in fair value is determined to be other than temporary. We review several factors to determine whether a loss is other than temporary, such as the length and extent of the fair value decline, the financial condition and near term prospects of the issuer, and whether we have the intent to sell or will likely be required to sell before the securities anticipated recovery, which may be at maturity. Realized gains and losses are accounted for using the specific identification method. Purchases and sales are recorded on a trade date basis.
We also have a trading securities portfolio, which is comprised of marketable equity mutual funds and equity exchange-traded funds. Trading securities are recorded at fair value with unrealized holding gains and losses included in net earnings.

Fair Value
Fair Value
Fair value is the price we would receive to sell an asset or pay to transfer a liability (exit price) in an orderly transaction between market participants. For financial instruments and investments that we record or disclose at fair value, we determine fair value based upon the quoted market price as of the last day of the fiscal period, if available. If a quoted market price is not available for identical assets, we determine fair value based upon the quoted market price of similar assets or using a variety of other valuation methodologies. We determine fair value of our auction rate securities using an internally developed valuation model, using inputs that include interest rate curves, credit and liquidity spreads, and effective maturity.
The carrying value of cash and cash equivalents approximates fair value because of the short-term nature of these instruments. The fair value of our long-term debt is estimated based on the quoted market prices for the same or similar issues or on the current rates offered to us for debt of the same remaining maturities.
We measure our equity and cost method investments at fair value on a nonrecurring basis when they are determined to be other-than temporarily impaired. Fair values are determined using available quoted market prices or discounted cash flows.

Derivatives
Derivative Instruments
We manage our exposure to various risks within the consolidated financial statements according to a market price risk management policy. Under this policy, we may engage in transactions involving various derivative instruments to hedge interest rates, commodity prices and foreign currency denominated revenues, purchases, assets and liabilities. We generally do not enter into derivative instruments with maturities longer than five years.
We enter into fixed-price and price-to-be-fixed coffee purchase commitments. Price-to-be-fixed contracts are purchase commitments whereby the quality, quantity, delivery period, and other negotiated terms are agreed upon, but the date, and therefore price, at which the base “C” coffee commodity price component will be fixed has not yet been established. For these types of contracts, either Starbucks or the seller has the option to “fix” the base “C” coffee commodity price prior to the delivery date. For both fixed-price and price-to-be-fixed purchase commitments, we expect to take delivery of and to utilize the coffee in a reasonable period of time and in the conduct of normal business. Accordingly, these purchase commitments qualify as normal purchases and are not recorded at fair value on our balance sheets.
We record all derivatives on the balance sheets at fair value. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income (“OCI”) and subsequently reclassified into net earnings when the hedged exposure affects net earnings. For a net investment hedge, the effective portion of the derivative's gain or loss is reported as a component of OCI.
Cash flow hedges related to anticipated transactions are designated and documented at the inception of each hedge by matching the terms of the contract to the underlying transaction. We classify the cash flows from hedging transactions in the same categories as the cash flows from the respective hedged items. Once established, cash flow hedges are generally not removed until maturity unless an anticipated transaction is no longer likely to occur. For discontinued or dedesignated cash flow hedges, the related accumulated derivative gains or losses are recognized in net interest income and other on the consolidated statements of earnings.
Forward contract effectiveness for cash flow hedges is calculated by comparing the fair value of the contract to the change in value of the anticipated transaction using forward rates on a monthly basis. For net investment hedges, the spot-to-spot method is used to calculate effectiveness. Under this method, the change in fair value of the forward contract attributable to the changes in spot exchange rates (the effective portion) is reported as a component of OCI. The remaining change in fair value of the forward contract (the ineffective portion) is reclassified into net earnings. Any ineffectiveness is recognized immediately in net interest income and other on the consolidated statements of earnings.
Certain foreign currency forward contracts, commodity swap contracts, and futures contracts are not designated as hedging instruments for accounting purposes. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other on the consolidated statements of earnings.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
Allowance for doubtful accounts is calculated based on historical experience, customer credit risk and application of the specific identification method. As of September 30, 2012, October 2, 2011, and October 3, 2010, the allowance for doubtful accounts was $5.6 million, $3.3 million, and $3.3 million respectively.

Inventories
Inventories
Inventories are stated at the lower of cost (primarily moving average cost) or market. We record inventory reserves for obsolete and slow-moving inventory and for estimated shrinkage between physical inventory counts. Inventory reserves are based on inventory obsolescence trends, historical experience and application of the specific identification method. As of September 30, 2012, October 2, 2011, and October 3, 2010, inventory reserves were $22.6 million, $19.5 million, and $18.1 million, respectively.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation of property, plant and equipment, which includes assets under capital leases, is provided on the straight-line method over estimated useful lives, generally ranging from 2 to 15 years for equipment and 30 to 40 years for buildings. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life, generally 10 years . For leases with renewal periods at our option, we generally use the original lease term, excluding renewal option periods, to determine estimated useful lives. If failure to exercise a renewal option imposes an economic penalty to us, we may determine at the inception of the lease that renewal is reasonably assured and include the renewal option period in the determination of the appropriate estimated useful lives. The portion of depreciation expense related to production and distribution facilities is included in cost of sales including occupancy costs on the consolidated statements of earnings. The costs of repairs and maintenance are expensed when incurred, while expenditures for refurbishments and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. When assets are retired or sold, the asset cost and related accumulated depreciation are eliminated with any remaining gain or loss recognized in net earnings.

Goodwill
Goodwill
We test goodwill for impairment on an annual basis during our third fiscal quarter, or more frequently if circumstances, such as material deterioration in performance or a significant number of store closures, indicate reporting unit carrying values may exceed their fair values. When evaluating goodwill for impairment, we first perform a qualitative assessment to determine if the fair value of the reporting unit is more likely than not greater than the carrying amount. If not, we calculate the implied estimated fair value of the reporting unit. If the carrying amount of goodwill exceeds the implied estimated fair value, an impairment charge to current operations is recorded to reduce the carrying value to the implied estimated fair value.
As a part of our ongoing operations, we may close certain stores within a reporting unit containing goodwill due to underperformance of the store or inability to renew our lease, among other reasons. We abandon certain assets associated with a closed store including leasehold improvements and other non-transferable assets. Under GAAP, when a portion of a reporting unit that constitutes a business is to be disposed of, goodwill associated with the business is included in the carrying amount of the business in determining any loss on disposal. Our evaluation of whether the portion of a reporting unit being disposed of constitutes a business occurs on the date of abandonment. Although an operating store meets the accounting definition of a business prior to abandonment, it does not constitute a business on the closure date because the remaining assets on that date do not constitute an integrated set of assets that are capable of being conducted and managed for the purpose of providing a return to investors. As a result, when closing individual stores, we do not include goodwill in the calculation of any loss on disposal of the related assets. As noted above, if store closures are indicative of potential impairment of goodwill at the reporting unit level, we perform an evaluation of our reporting unit goodwill when such closures occur. During Fiscal 2012 and fiscal 2011 we recorded no impairment charges and recorded $1.6 million in fiscal 2010.

Other Intangible Assets
Other Intangible Assets
Other intangible assets consist primarily of trademarks with indefinite lives, which are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Definite-lived intangible assets, which mainly consist of contract-based patents and copyrights, are amortized over their estimated useful lives, and are tested for impairment when facts and circumstances indicate that the carrying values may not be recoverable. Based on the impairment tests performed, there was no impairment of other intangible assets in fiscal 2012, 2011, and 2010.

Long-lived Assets
Long-lived Assets
When facts and circumstances indicate that the carrying values of long-lived assets may not be recoverable, we evaluate long-lived assets for impairment. We first compare the carrying value of the asset to the asset’s estimated future cash flows (undiscounted). If the estimated future cash flows are less than the carrying value of the asset, we calculate an impairment loss based on the asset’s estimated fair value. The fair value of the assets is estimated using a discounted cash flow model based on forecasted future revenues and operating costs, using internal projections. Property, plant and equipment assets are grouped at the lowest level for which there are identifiable cash flows when assessing impairment. Cash flows for company-operated store assets are identified at the individual store level. Long-lived assets to be disposed of are reported at the lower of their carrying amount, or fair value less estimated costs to sell.
We recognized net impairment and disposition losses of $31.7 million, $36.2 million, and $67.7 million in fiscal 2012, 2011, and 2010, respectively, primarily due to underperforming company-operated stores. Depending on the underlying asset that is impaired, these losses may be recorded in any one of the operating expense lines on the consolidated statements of earnings: for retail operations, the net impairment and disposition losses are recorded in store operating expenses and for all other operations, these losses are recorded in cost of sales including occupancy costs, other operating expenses, or general and administrative expenses.

Insurance Reserves
Insurance Reserves
We use a combination of insurance and self-insurance mechanisms, including a wholly owned captive insurance entity and participation in a reinsurance treaty, to provide for the potential liabilities for certain risks, including workers’ compensation, healthcare benefits, general liability, property insurance, and director and officers’ liability insurance. Liabilities associated with the risks that are retained by us are not discounted and are estimated, in part, by considering historical claims experience, demographic, exposure and severity factors, and other actuarial assumptions.

Revenue Recognition
Revenue Recognition
Consolidated revenues are presented net of intercompany eliminations for wholly owned subsidiaries and investees controlled by us and for licensees accounted for under the equity method, based on our percentage ownership. Additionally, consolidated revenues are recognized net of any discounts, returns, allowances and sales incentives, including coupon redemptions and rebates.
Company-operated Stores Revenues
Company-operated store revenues are recognized when payment is tendered at the point of sale. Retail store revenues are reported net of sales, use or other transaction taxes that are collected from customers and remitted to taxing authorities.
Licensed Stores Revenues
Licensed stores revenues consist of product sales to licensed stores, as well as royalties and other fees paid by licensees to use the Starbucks brand. Sales of coffee, tea and related products are generally recognized upon shipment to licensees, depending on contract terms. Shipping charges billed to licensees are also recognized as revenue, and the related shipping costs are included in cost of sales including occupancy costs on the consolidated statements of earnings.
Initial nonrefundable development fees for licensed stores are recognized upon substantial performance of services for new market business development activities, such as initial business, real estate and store development planning, as well as providing operational materials and functional training courses for opening new licensed retail markets. Additional store licensing fees are recognized when new licensed stores are opened. Royalty revenues based upon a percentage of reported sales and other continuing fees, such as marketing and service fees, are recognized on a monthly basis when earned.
CPG, Foodservice and Other Revenues
CPG, foodservice and other revenues primarily consist of domestic and international sales of packaged coffee and tea as well as a variety of ready-to-drink beverages and single-serve coffee and tea products to grocery, warehouse club and specialty retail stores, sales to our national foodservice accounts, and revenues from sales of products to and license revenues from manufacturers that produce and market Starbucks and Seattle’s Best Coffee branded products through licensing agreements. Sales of coffee, tea, ready-to-drink beverages and related products to grocery and warehouse club stores are generally recognized when received by the customer or distributor, depending on contract terms. We maintain a sales return allowance to reduce packaged goods revenues for estimated future product returns based on historical patterns. Revenues are recorded net of sales discounts given to customers for trade promotions and payments to customers for product placement in our customers’ stores.
Revenues from sales of products to manufacturers that produce and market Starbucks and Seattle’s Best Coffee branded products through licensing agreements are generally recognized when the product is received by the manufacturer or distributor. License revenues from manufacturers are based on a percentage of sales and are recognized on a monthly basis when earned. National foodservice account revenues are recognized when the product is received by the customer or distributor.

Stored Value Cards
Stored Value Cards
Revenues from our stored value cards, primarily Starbucks Cards, are recognized when redeemed or when the likelihood of redemption, based on historical experience, is deemed to be remote. Outstanding customer balances are included in deferred revenue on the consolidated balance sheets. There are no expiration dates on our stored value cards, and we do not charge any service fees that cause a decrement to customer balances. While we will continue to honor all stored value cards presented for payment, management may determine the likelihood of redemption to be remote for certain cards due to long periods of inactivity. In these circumstances, if management also determines there is no requirement for remitting balances to government agencies under unclaimed property laws, card balances may then be recognized in the consolidated statements of earnings, in net interest income and other. For the fiscal years ended September 30, 2012, October 2, 2011, and October 3, 2010, income recognized on unredeemed stored value card balances was $65.8 million, $46.9 million, and $31.2 million, respectively. In fiscal 2012, we recognized additional income associated with unredeemed gift cards due to a recent court ruling relating to state unclaimed property laws.
Customers in the US, Canada, and the UK who register their Starbucks Card are automatically enrolled in the My Starbucks Reward program and earn points (“Stars”) with each purchase. Reward program members receive various benefits depending on the number of Stars earned in a 12-month period. The value of Stars earned by our program members towards free product is included in deferred revenue and recorded as a reduction in revenue at the time the Stars are earned, based on the value of Stars that are projected to be redeemed.

Marketing & Advertising
Marketing & Advertising
Our annual marketing expenses include many components, one of which is advertising costs. We expense most advertising costs as they are incurred, except for certain production costs that are expensed the first time the advertising campaign takes place.
Annual marketing expenses totaled $277.9 million, $244.0 million, and $198.7 million in fiscal 2012, 2011, and 2010, respectively. Included in these costs were advertising expenses, which totaled $182.4 million, $141.4 million, and $176.2 million in fiscal 2012, 2011, and 2010, respectively.

Store Preopening Expenses	Store Preopening Expenses Costs incurred in connection with the start-up and promotion of new store openings are expensed as incurred.
Operating Leases
Operating Leases
We lease retail stores, roasting, distribution and warehouse facilities, and office space under operating leases. Most lease agreements contain tenant improvement allowances, rent holidays, lease premiums, rent escalation clauses and/or contingent rent provisions. For purposes of recognizing incentives, premiums and minimum rental expenses on a straight-line basis over the terms of the leases, we use the date of initial possession to begin amortization, which is generally when we enter the space and begin to make improvements in preparation of intended use.
For tenant improvement allowances and rent holidays, we record a deferred rent liability on the consolidated balance sheets and amortize the deferred rent over the terms of the leases as reductions to rent expense on the consolidated statements of earnings.
For premiums paid upfront to enter a lease agreement, we record a deferred rent asset on the consolidated balance sheets and then amortize the deferred rent over the terms of the leases as additional rent expense on the consolidated statements of earnings.
For scheduled rent escalation clauses during the lease terms or for rental payments commencing at a date other than the date of initial occupancy, we record minimum rental expenses on a straight-line basis over the terms of the leases on the consolidated statements of earnings.
Certain leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. We record a contingent rent liability on the consolidated balance sheets and the corresponding rent expense when specified levels have been achieved or when we determine that achieving the specified levels during the fiscal year is probable.
When ceasing operations in company-operated stores under operating leases, in cases where the lease contract specifies a termination fee due to the landlord, we record such expense at the time written notice is given to the landlord. In cases where terms, including termination fees, are yet to be negotiated with the landlord, we will record the expense upon signing of an agreement with the landlord. In cases where the landlord does not allow us to prematurely exit the lease, but allows for subleasing, we estimate the fair value of any sublease income that can be generated from the location and expense the present value of the excess of remaining lease payments to the landlord over the projected sublease income at the cease-use date.

Asset Retirement Obligations
Asset Retirement Obligations
We recognize a liability for the fair value of required asset retirement obligations (“ARO”) when such obligations are incurred. Our AROs are primarily associated with leasehold improvements, which, at the end of a lease, we are contractually obligated to remove in order to comply with the lease agreement. At the inception of a lease with such conditions, we record an ARO liability and a corresponding capital asset in an amount equal to the estimated fair value of the obligation. The liability is estimated based on a number of assumptions requiring management’s judgment, including store closing costs, cost inflation rates and discount rates, and is accreted to its projected future value over time. The capitalized asset is depreciated using the same depreciation convention as leasehold improvement assets. Upon satisfaction of the ARO conditions, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as an operating gain or loss in the consolidated statements of earnings. As of September 30, 2012 and October 2, 2011, our net ARO asset included in property, plant and equipment was $8.8 million and $11.8 million, respectively, and our net ARO liability included in other long-term liabilities was $42.6 million and $50.1 million, respectively.

Stock-based Compensation
Stock-based Compensation
We maintain several equity incentive plans under which we may grant non-qualified stock options, incentive stock options, restricted stock, restricted stock units (“RSUs”) or stock appreciation rights to employees, non-employee directors and consultants. We also have employee stock purchase plans (“ESPP”). RSUs issued by us are equivalent to nonvested shares under the applicable accounting guidance. We record stock-based compensation expenses based on the fair value of stock awards at the grant date and recognize the expense over the related service period following a graded vesting expense schedule. For stock option awards we use the Black-Scholes-Merton option pricing model to measure fair value. For restricted stock units, fair value is calculated using the stock price at the date of grant.

Foreign Currency Translation
Foreign Currency Translation
Our international operations generally use their local currency as their functional currency. Assets and liabilities are translated at exchange rates in effect at the balance sheet date. Income and expense accounts are translated at the average monthly exchange rates during the year. Resulting translation adjustments are recorded as a component of accumulated other comprehensive income on the consolidated balance sheets.

Income Taxes
Income Taxes
We compute income taxes using the asset and liability method, under which deferred income taxes are provided for the temporary differences between the financial statement carrying amounts and the tax basis of our assets and liabilities. We routinely evaluate the likelihood of realizing the benefit of our deferred tax assets and may record a valuation allowance if, based on all available evidence, we determine that some portion of the tax benefit will not be realized. We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the relevant taxing authorities, based on the technical merits of our position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Starbucks recognizes interest and penalties related to income tax matters in income tax expense.

Earnings per Share
Earnings per Share
Basic earnings per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed based on the weighted average number of shares of common stock and the effect of dilutive potential common shares outstanding during the period, calculated using the treasury stock method. Dilutive potential common shares include outstanding stock options and RSUs. Performance-based RSUs are considered dilutive when the related performance criterion has been met.

Common Stock Share Repurchases
Common Stock Share Repurchases
We may repurchase shares of Starbucks common stock under a program authorized by our Board of Directors, including pursuant to a contract, instruction or written plan meeting the requirements of Rule 10b5-1(c)(1) of the Securities Exchange Act of 1934. Under applicable Washington State law, shares repurchased are retired and not displayed separately as treasury stock on the financial statements. Instead, the par value of repurchased shares is deducted from common stock and the excess repurchase price over par value is deducted from additional paid-in capital and from retained earnings, once additional paid-in capital is depleted.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements
In July 2012, the FASB issued guidance that revises the requirements around how entities test indefinite-lived intangible assets, other than goodwill, for impairment. The guidance allows companies to perform a qualitative assessment before calculating the fair value of the reporting unit. If entities determine, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. The guidance will become effective for us at the beginning of our first quarter of fiscal 2013. The adoption of this guidance will not have a material impact on our financial statements.
In September 2011, the FASB issued guidance that revises the requirements around how entities test goodwill for impairment. The guidance allows companies to perform a qualitative assessment before calculating the fair value of the reporting unit. If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. We early-adopted this guidance effective for our fiscal 2012 annual goodwill impairment test, which we performed during the third fiscal quarter. The adoption of this guidance will result in a change in how we perform our goodwill impairment assessment; however, it will not have a material impact on our financial statements.
In June 2011, the FASB issued guidance that revises the manner in which entities present comprehensive income in their financial statements. The guidance requires entities to report the components of comprehensive income in either a single, continuous statement or two separate but consecutive statements. The guidance became effective for us at the beginning of our first quarter of fiscal 2013. In adopting this guidance, we added the consolidated statements of comprehensive income following our consolidated statements of earnings.
In May 2011, the FASB issued guidance to amend the fair value measurement and disclosure requirements. The guidance requires the disclosure of quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion around the sensitivity of the measurements. This guidance became effective for us at the beginning of our second quarter of fiscal 2012. The adoption of this new guidance did not have a material impact on our financial statements.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Condensed Consolidated Statement Of Earnings, Adjusted For Reclassification Of Certain Shared Service Expenses
n order to conform prior period classifications with the new alignment, the historical consolidated financial statements have been recast with the following adjustments to previously reported amounts (in millions):

	Year Ended October 2, 2011
	As Filed	Reclass	As Adjusted
Total net revenues	$11,700.4	$—	$11,700.4
Cost of sales including occupancy costs	4,949.3	(33.8)	4,915.5
Store operating expenses	3,665.1	(70.2)	3,594.9
Other operating expenses	402.0	(9.2)	392.8
Depreciation and amortization expenses	523.3	—	523.3
General and administrative expenses	636.1	113.2	749.3
Total operating expenses	10,175.8	—	10,175.8
Gain on sale of properties	30.2	—	30.2
Income from equity investees	173.7	—	173.7
Operating income	$1,728.5	$—	$1,728.5

	Year Ended October 3, 2010
	As Filed	Reclass	As Adjusted
Total net revenues	$10,707.4	$—	$10,707.4
Cost of sales including occupancy costs	4,458.6	(42.1)	4,416.5
Store operating expenses	3,551.4	(79.5)	3,471.9
Other operating expenses	293.2	(13.5)	279.7
Depreciation and amortization expenses	510.4	—	510.4
General and administrative expenses	569.5	135.1	704.6
Restructuring charges	53.0	—	53.0
Total operating expenses	9,436.1	—	9,436.1
Income from equity investees	148.1	—	148.1
Operating income	$1,419.4	$—	$1,419.4

Acquisitions Acquisitions (Tables)	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and liabilities assumed on the closing date (in millions):

Fair Value at July 3, 2012
Property, plant and equipment	$18.1
Intangible assets	24.3
Goodwill	58.7
Other current and noncurrent assets	5.1
Current liabilities	(6.4)
Total cash paid	$99.8

Impact on Shareholder’s Equity of Acquisition of Minority Interest Holder
The following table shows the effects of the change in Starbucks ownership interest in UCO and our business in South China on Starbucks equity:

Fiscal Year Ended	September 30, 2012	October 2, 2011	October 3, 2010
Net earnings attributable to Starbucks	$1,383.8	$1,245.7	$945.6
Transfers (to) from the noncontrolling interest:
Decrease in additional paid-in capital for purchase of interest in subsidiary	—	(28.0)	(26.8)
Change from net earnings attributable to Starbucks and transfers to noncontrolling interest	$1,383.8	$1,217.7	$918.8

Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Pretax Effect Of Derivative Instruments On Earnings And Other Comprehensive Income
The following table presents the pretax effect of derivative contracts not designated as hedging instruments on earnings for fiscal years ending (in millions):

	Foreign Currency		Coffee		Dairy		Diesel Fuel
	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011
Gain/(Loss) recognized in earnings	$(2.2)	$0.7	$—	$(0.9)	$7.8	$5.7	$3.1	$1.1
The following table presents the pretax effect of derivative contracts designated as hedging instruments on earnings and other comprehensive income ("OCI") for fiscal years ending (in millions):

	Foreign Currency		Coffee
	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011

Cash Flow Hedges:
Gain/(Loss) recognized in earnings	$(11.5)	$(15.9)	$(3.4)	$—
Gain/(Loss) recognized in OCI	$(2.5)	$(12.1)	$(39.8)	$—
Net Investment Hedges:
Gain/(Loss) recognized in earnings	$—	$—
Gain/(Loss) recognized in OCI	$1.1	$(12.0)

Notional Amounts of Outstanding Derivative Contracts	Notional amounts of outstanding derivative contracts (in millions):

	Sep 30, 2012	Oct 2, 2011
Foreign currency	$383	$499
Coffee	125	66
Dairy	72	10
Diesel fuel	$24	$—

Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis (in millions):

		Fair Value Measurements at Reporting Date Using
	Balance at September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$1,188.6	$1,188.6	$—	$—
Short-term investments:
Available-for-sale securities
Agency obligations	80.0	—	80.0	—
Commercial paper	103.9	—	103.9	—
Corporate debt securities	84.3	—	84.3	—
Government treasury securities	459.7	459.7	—	—
Certificates of deposit	62.9	—	62.9	—
Total available-for-sale securities	790.8	459.7	331.1	—
Trading securities	57.6	57.6	—	—
Total short-term investments	848.4	517.3	331.1	—
Long-term investments:
Available-for-sale securities
Agency obligations	14.0	—	14.0	—
Corporate debt securities	61.3	—	61.3	—
Auction rate securities	18.6	—	—	18.6
Certificates of deposit	22.1	—	22.1	—
Total long-term investments	116.0	—	97.4	18.6
Total	$2,153.0	$1,705.9	$428.5	$18.6
Liabilities:
Short-term derivatives:
Foreign Currency	$10.1	$—	$10.1	$—
Coffee	8.8	—	8.8	—
Total short-term derivatives	18.9	—	18.9	—
Long-term derivatives:
Foreign Currency	3.0	—	3.0	—
Total long-term derivatives	3.0	—	3.0	—
Total	$21.9	$—	$21.9	$—

		Fair Value Measurements at Reporting Date Using
	Balance at October 2, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$1,148.1	$1,148.1	$—	$—
Short-term investments:
Available-for-sale securities
Agency obligations	20.0	—	20.0	—
Commercial paper	87.0	—	87.0	—
Corporate debt securities	78.0	—	78.0	—
Government treasury securities	606.0	606.0	—	—
Certificates of deposit	64.0	—	64.0	—
Total available-for-sale securities	855.0	606.0	249.0	—
Trading securities	47.6	47.6	—	—
Total short-term investments	902.6	653.6	249.0	—
Long-term investments:
Available-for-sale securities
Corporate debt securities	67.0	—	67.0	—
Auction rate securities	28.0	—	—	28.0
Certificates of deposit	12.0	—	12.0	—
Total long-term investments	107.0	—	79.0	28.0
Total	$2,157.7	$1,801.7	$328.0	$28.0
Liabilities:
Short-term derivatives:
Foreign Currency	$20.1	$—	$20.1	$—
Coffee	1.2	—	1.2	—
Total short-term derivatives	21.3	—	21.3	—
Long-term derivatives:
Foreign Currency	9.9	—	9.9	—
Total long-term derivatives	9.9	—	9.9	—
Total	$31.2	$—	$31.2	$—

Asset Fair Market Value Adjustments Charged To Earnings
During fiscal 2012 and 2011, we recognized fair market value adjustments with a charge to earnings for these assets as follows:

	Year Ended September 30, 2012
	Carrying Value before adjustment	Fair value adjustment	Carrying value after adjustment
Property, plant and equipment (1)	$21.5	$(14.4)	$7.1

	Year Ended October 2, 2011
	Carrying Value before adjustment	Fair value adjustment	Carrying value after adjustment
Property, plant, and equipment (1)	$8.8	$(5.9)	$2.9
Other assets (2)	$22.1	$(22.1)	$—

(1)
These assets primarily consist of leasehold improvements in underperforming stores. The fair value was determined using a discounted cash flow model based on expected future store revenues and operating costs, using internal projections. The resulting impairment charge was included in store operating expenses.

(2)
The fair value was determined using valuation techniques, including discounted cash flows, comparable transactions, and/or comparable company analyses. The resulting impairment charge was included in other operating expenses.

Inventories (Tables)	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Components Of Inventories
Inventories (in millions)

	September 30, 2012	October 2, 2011
Coffee:
Unroasted	$711.3	$431.3
Roasted	222.2	246.5
Other merchandise held for sale	181.6	150.8
Packaging and other supplies	126.4	137.2
Total	$1,241.5	$965.8

Equity and Cost Investments (Tables)	12 Months Ended
Sep. 30, 2012
Equity and Cost Investments [Abstract]
Schedule Of Equity And Cost Method Investments	Equity and Cost Investments (in millions)

	September 30, 2012	October 2, 2011
Equity method investments	$393.9	$334.4
Cost method investments	66.0	37.9
Total	$459.9	$372.3

Financial Position Of Equity Method Investments
Summarized combined financial information of our equity method investees, which represent 100% of the investees’ financial information (in millions):

Financial Position as of	September 30, 2012	October 2, 2011
Current assets	$603.1	$476.9
Noncurrent assets	735.3	651.4
Current liabilities	411.2	340.1
Noncurrent liabilities	119.7	80.2

Results Of Operations Of Equity Method Investments

Results of Operations for Fiscal Year Ended	September 30, 2012	October 2, 2011	October 3, 2010
Net revenues	$2,796.7	$2,395.1	$2,128.0
Operating income	353.5	277.0	245.3
Net earnings	286.7	231.1	205.1

Supplemental Balance Sheet Information (Tables)	12 Months Ended
Sep. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Property, Plant And Equipment, Net

Property, Plant and Equipment, net	Sep 30, 2012	Oct 2, 2011
Land	$46.2	$44.8
Buildings	225.2	218.5
Leasehold improvements	3,957.6	3,617.7
Store equipment	1,251.0	1,101.8
Roasting equipment	322.8	295.1
Furniture, fixtures and other	836.2	757.8
Work in progress	264.1	127.4
Property, plant and equipment, gross	6,903.1	6,163.1
Less accumulated depreciation	(4,244.2)	(3,808.1)
Property, plant and equipment, net	$2,658.9	$2,355.0

Other Assets

Other Assets	Sep 30, 2012	Oct 2, 2011

Long-term deferred tax asset	$97.3	$156.3
Other intangible assets	143.7	111.9
Other	144.7	141.4
Total other assets	$385.7	$409.6

Accrued Liabilities

Accrued Liabilities	Sep 30, 2012	Oct 2, 2011

Accrued compensation and related costs	$381.6	$364.4
Accrued occupancy costs	126.9	148.3
Accrued taxes	138.3	109.2
Accrued dividend payable	157.4	126.6
Other	329.6	192.4
Total accrued liabilities	$1,133.8	$940.9

Other Long-Term Liabilities

Other Long-Term Liabilities	Sep 30, 2012	Oct 2, 2011

Deferred rent	$201.9	$215.2
Unrecognized tax benefits	78.4	56.7
Asset retirement obligations	42.6	50.1
Other	22.4	25.8
Total other long-term liabilities	$345.3	$347.8

Other Intangible Assets and Goodwill (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Other Intangible Assets
Other intangible assets (in millions):

	Sep 30, 2012	Oct 2, 2011
Indefinite-lived intangibles	$87.7	$68.6
Definite-lived intangibles	72.3	54.2
Accumulated amortization	(16.3)	(10.9)
Definite-lived intangibles, net	56.0	43.3
Total other intangible assets	$143.7	$111.9
Definite-lived intangibles approximate remaining weighted average useful life in years	10	11

Changes In Carrying Amount Of Goodwill By Reportable Operating Segment
Changes in the carrying amount of goodwill by reportable operating segment (in millions):

	Americas	EMEA	China / Asia Pacific	Channel Development	Other	Total
Balance at October 3, 2010(1)
Goodwill prior to impairment	$163.6	$3.1	$74.8	$23.8	$5.7	$271.0
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$155.0	$3.1	$74.8	$23.8	$5.7	$262.4
Acquisitions	—	63.8	—	—	—	63.8
Purchase price adjustment of previous acquisitions	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Other(2)	(0.7)	(3.9)	—	—	—	(4.6)
Balance at October 2, 2011(1)
Goodwill prior to impairment	$162.9	$63.0	$74.8	$23.8	$5.7	$330.2
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$154.3	$63.0	$74.8	$23.8	$5.7	$321.6
Acquisitions	70.5	—	—	—	7.0	77.5
Purchase price adjustment of previous acquisitions	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Other(2)	2.5	(3.0)	0.5	—	—	—
Balance at September 30, 2012
Goodwill prior to impairment	$235.9	$60.0	$75.3	$23.8	$12.7	$407.7
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$227.3	$60.0	$75.3	$23.8	$12.7	$399.1

(1)	In conjunction with the change in reportable operating segments, we reclassified goodwill by segment as of October 2, 2011 and October 3, 2010.

(2)	Other is primarily comprised of changes in the goodwill balance as a result of foreign exchange fluctuations.

Leases (Tables)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Schedule Of Rental Expense Under Operating Lease Agreements
Rental expense under operating lease agreements (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Minimum rentals	$759.0	$715.6	$688.5
Contingent rentals	44.7	34.3	26.1
Total	$803.7	$749.9	$714.6

Schedule Of Minimum Future Rental Payments Under Non-Cancelable Operating Leases
Minimum future rental payments under non-cancelable operating leases as of September 30, 2012 (in millions):

Fiscal Year Ending
2013	$787.9
2014	728.5
2015	640.4
2016	531.5
2017	403.4
Thereafter	968.5
Total minimum lease payments	$4,060.2

Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Share Repurchase Activity
Share repurchase activity (in millions, except for average price data):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011
Number of shares acquired	12.3	15.6
Average price per share of acquired shares	$48.15	$35.53
Total cost of acquired shares	$593.2	$555.9

Dividends Declared
During fiscal years 2012 and 2011, our Board of Directors declared the following dividends (in millions, except per share amounts):

	Dividend Per Share	Record date	Total Amount	Payment Date
Fiscal Year 2012:
First quarter	$0.17	February 8, 2012	$128.2	February 24, 2012
Second quarter	$0.17	May 9, 2012	$129.0	May 25, 2012
Third quarter	$0.17	August 8, 2012	$129.1	August 24, 2012
Fourth quarter	$0.21	November 15, 2012	$157.4	November 30, 2012
Fiscal Year 2011:
First quarter	$0.13	February 9, 2011	$97.4	February 25, 2011
Second quarter	$0.13	May 11, 2011	$97.8	May 27, 2011
Third quarter	$0.13	August 10, 2011	$97.4	August 26, 2011
Fourth quarter	$0.17	November 17, 2011	$126.6	December 2, 2011

Components of Accumulated Other Comprehensive Income, Net of Taxes
Components of accumulated other comprehensive income, net of tax (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011
Net unrealized gains/(losses) on available-for-sale securities	$(0.1)	$(0.5)
Net unrealized gains/(losses) on hedging instruments	(72.1)	(45.3)
Translation adjustment	94.9	92.1
Accumulated other comprehensive income	$22.7	$46.3

Employee Stock and Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Expense Recognized In Consolidated Statement Of Earnings
Stock based compensation expense recognized in the consolidated financial statements (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Options	$46.2	$60.4	$76.8
Restricted Stock Units (“RSUs”)	107.4	84.8	36.8
Total stock-based compensation expense recognized in the consolidated statement of earnings	$153.6	$145.2	$113.6
Total related tax benefit	54.2	51.2	40.6
Total capitalized stock-based compensation included in net property, plant and equipment and inventories on the consolidated balance sheets	2.0	2.1	1.9

Employee Stock Options Granted During the Period, Valuation Assumptions
The fair value of stock option awards was estimated at the grant date with the following weighted average assumptions for fiscal years 2012, 2011, and 2010:

	Employee Stock Options Granted During the Period
Fiscal Year Ended	2012	2011	2010
Expected term (in years)	4.8	5.0	4.7
Expected stock price volatility	38.2%	39.0%	43.0%
Risk-free interest rate	1.0%	1.6%	2.1%
Expected dividend yield	1.5%	1.7%	0.1%
Weighted average grant price	$44.26	$31.46	$22.28
Estimated fair value per option granted	$12.79	$9.58	$8.50

Stock Option Transactions
Stock option transactions from September 27, 2009 through September 30, 2012 (in millions, except per share and contractual life amounts):

	Shares Subject to Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, September 27, 2009	63.6	$14.75	6.7	$442
Granted	14.9	22.28
Exercised	(9.6)	11.94
Expired/forfeited	(8.2)	18.73
Outstanding, October 3, 2010	60.7	16.52	6.6	611
Granted	4.3	31.46
Exercised	(16.1)	14.40
Expired/forfeited	(3.6)	18.06
Outstanding, October 2, 2011	45.3	18.57	6.4	848
Granted	3.4	44.26
Exercised	(13.6)	15.99
Expired/forfeited	(2.0)	20.67
Outstanding, September 30, 2012	33.1	22.19	6.1	945
Exercisable, September 30, 2012	18.4	19.96	5.0	567
Vested and expected to vest, September 30, 2012	32.0	21.92	6.0	923

Summary of Stock Options Outstanding
The following is a summary of stock options outstanding at the end of fiscal 2012 (shares in millions):

	Options Outstanding			Options Exercisable
Range of Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Under $10.00	9.0	6.0	$8.65	5.0	$8.65
$10.01 - $20.00	3.6	3.7	15.14	3.3	15.22
$20.01 - $30.00	10.8	6.0	23.14	6.5	23.91
Over $30.00	9.7	7.1	36.36	3.6	32.89
	33.1	6.1	$22.19	18.4	$19.96

RSU Transactions
RSU transactions from September 27, 2009 through September 30, 2012 (in millions, except per share and contractual life amounts):

	Number of Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Nonvested, September 27, 2009	4.4	$11.55	1.6	$88
Granted	2.3	22.27
Vested	(0.7)	16.35
Forfeited/cancelled	(0.6)	12.27
Nonvested, October 3, 2010	5.4	13.55	1.1	141
Granted	5.4	31.06
Vested	(1.7)	9.40
Forfeited/cancelled	(0.8)	25.68
Nonvested, October 2, 2011	8.3	23.11	0.8	309
Granted	4.1	44.05
Vested	(4.2)	18.93
Forfeited/cancelled	(0.9)	35.56
Nonvested, September 30, 2012	7.3	34.68	0.9	366

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Expense (Benefit) [Abstract]
Components of Earnings Before Income Taxes
The components of earnings before income taxes were as follows (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
United States	$1,679.6	$1,523.4	$1,308.9
Foreign	379.5	287.7	128.1
Total earnings before income taxes	$2,059.1	$1,811.1	$1,437.0

Provision for Income Taxes
Provision for income taxes (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Current taxes:
Federal	$466.0	$344.7	$457.5
State	79.9	61.2	79.6
Foreign	76.8	37.3	38.3
Total current taxes	622.7	443.2	575.4
Deferred taxes:
Federal	49.2	111.6	(76.0)
State	(0.7)	8.3	(9.3)
Foreign	3.2	—	(1.4)
Total deferred taxes	51.7	119.9	(86.7)
Total provision for income taxes	$674.4	$563.1	$488.7

Reconciliation of The Statutory US Federal Income Tax Rate With Our Effective Income Tax Rate
Reconciliation of the statutory US federal income tax rate with our effective income tax rate:

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	2.5%	2.5%	2.5%
Benefits and taxes related to foreign operations	(3.3)%	(3.1)%	(2.5)%
Domestic production activity deduction	(0.7)%	(0.8)%	(0.9)%
Other, net(1)	(0.7)%	(2.5)%	(0.1)%
Effective tax rate	32.8%	31.1%	34.0%

(1)	Fiscal 2011 includes a benefit of 0.9% related to the acquisition of the remaining ownership interest in Switzerland and Austria.

Tax Effect of Temporary Differences and Carryforwards that Comprise Significant Portions of Deferred Tax Assets and Liabilities
Tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities (in millions):

	Sep 30, 2012	Oct 2, 2011
Deferred tax assets:
Property, plant and equipment	$62.7	$46.4
Accrued occupancy costs	72.0	55.9
Accrued compensation and related costs	66.9	69.6
Other accrued liabilities	15.7	27.8
Asset retirement obligation asset	20.1	19.0
Deferred revenue	43.7	47.8
Asset impairments	38.5	60.0
Tax credits	14.6	23.0
Stock based compensation	131.8	128.8
Net operating losses	99.2	85.5
Other	80.9	58.6
Total	$646.1	$622.4
Valuation allowance	(154.2)	(137.4)
Total deferred tax asset, net of valuation allowance	$491.9	$485.0
Deferred tax liabilities:
Property, plant and equipment	(89.0)	(66.4)
Intangible assets and goodwill	(34.0)	(25.2)
Other	(44.8)	(18.1)
Total	(167.8)	(109.7)
Net deferred tax asset	$324.1	$375.3
Reported as:
Current deferred income tax assets	$238.7	$230.4
Long-term deferred income tax assets (included in Other assets)	97.3	156.3
Current deferred income tax liabilities (included in Accrued liabilities)	(1.3)	(4.9)
Long-term deferred income tax liabilities (included in Other long-term liabilities)	(10.6)	(6.5)
Net deferred tax asset	$324.1	$375.3

Summary of Activity Related to Unrecognized Tax Benefits
The following table summarizes the activity related to our unrecognized tax benefits (in millions):

	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Beginning balance	52.9	68.4	49.1
Increase related to prior year tax positions	8.8	4.4	35.0
Decrease related to prior year tax positions	—	(32.3)	(21.4)
Increase related to current year tax positions	20.0	26.0	14.1
Decrease related to current year tax positions	(1.1)	(0.8)	(8.1)
Decreases related to settlements with taxing authorities	(0.5)	(5.0)	—
Decreases related to lapsing of statute of limitations	(4.8)	(7.8)	(0.3)
Ending balance	75.3	52.9	68.4

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Calculation Of Net Earnings Per Common Share ("EPS") - Basic And Diluted
Calculation of net earnings per common share (“EPS”) — basic and diluted (in millions, except EPS):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Net earnings attributable to Starbucks	$1,383.8	$1,245.7	$945.6
Weighted average common shares and common stock units outstanding (for basic calculation)	754.4	748.3	744.4
Dilutive effect of outstanding common stock options and RSUs	18.6	21.4	19.8
Weighted average common and common equivalent shares outstanding (for diluted calculation)	773.0	769.7	764.2
EPS — basic	$1.83	$1.66	$1.27
EPS — diluted	$1.79	$1.62	$1.24

Restructuring Charges (Tables)	12 Months Ended
Sep. 30, 2012
Restructuring Charges [Abstract]
Restructuring Charges by Type of Cost
Restructuring charges by type of cost for fiscal 2010 were as follows (in millions):

	By Type of Cost
	Total	Lease Exit and Other Related Costs	Asset Impairments	Employee Termination Costs
Costs incurred and charged to expense in fiscal 2010	$53.0	$53.0	$0.2	$(0.2)
Accrued liability as of October 3, 2010(1)	$89.2	$89.2	$—	$—
Cash payments	(27.1)	(27.1)	—	—
Other	0.5	0.5	—	—
Accrued liability as of October 2, 2011(1)	$62.6	$62.6	$—	$—
Cash payments	(18.7)	(18.7)	—	—
Other	(5.3)	(5.3)	—	—
Accrued liability as of September 30, 2012(1)	$38.6	$38.6	$—	$—

(1)	The remaining liability relates to lease obligations for stores that were previously closed where Starbucks has been unable to terminate the lease or find subtenants for the unused space.

Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Revenue Mix by Product Type
Revenue mix by product type (in millions):

Fiscal Year Ended	Sep 30, 2012		Oct 2, 2011		Oct 3, 2010
Beverage	$7,838.8	59%	$7,217.0	62%	$6,750.3	63%
Food	2,092.8	16%	2,008.0	17%	1,878.7	18%
Packaged and single serve coffees	2,001.1	15%	1,451.0	12%	1,131.3	10%
Other(1)	1,366.8	10%	1,024.4	9%	947.1	9%
Total	$13,299.5	100%	$11,700.4	100%	$10,707.4	100%

(1)	Other includes royalty and licensing revenues, beverage-related ingredients, packaging and other merchandise.

Revenue from External Customers by Geographic Area
Information by geographic area (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Net revenues from external customers:
United States	$10,177.5	$8,966.9	$8,335.4
Other countries	3,122.0	2,733.5	2,372.0
Total	$13,299.5	$11,700.4	$10,707.4

Long-Lived Assets by Geographic Area

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Long-lived assets:
United States	$2,767.1	$2,587.1	$2,807.9
Other countries	1,252.5	978.4	821.6
Total	$4,019.6	$3,565.5	$3,629.5

Schedule of Information by Reportable Segment
The tables below presents financial information for our reportable operating segments and Other for the years ended September 30, 2012, October 2, 2011, and October 3, 2010 including the reclassifications discussed in Note 1 (in millions):

	Americas	EMEA	China / Asia Pacific	Channel Development	Other	Total
Fiscal 2012
Total net revenues	$9,936.0	$1,141.3	$721.4	$1,292.2	$208.6	$13,299.5
Depreciation and amortization expenses	392.4	57.1	23.2	1.3	76.3	550.3
Income (loss) from equity investees	2.1	0.3	122.4	85.2	0.7	210.7
Operating income/(loss)	2,020.4	6.8	252.6	340.4	(622.8)	1,997.4
Total assets	2,199.0	467.4	656.6	88.8	4,807.4	8,219.2

Fiscal 2011
Total net revenues	$9,065.0	$1,046.8	$552.3	$860.5	$175.8	$11,700.4
Depreciation and amortization expenses	391.4	53.4	18.1	2.4	58.0	523.3
Income (loss) from equity investees	1.6	6.0	92.9	75.6	(2.4)	173.7
Operating income/(loss)	1,775.2	38.9	191.3	283.5	(560.4)	1,728.5
Total assets	1,841.9	398.2	540.0	54.7	4,525.6	7,360.4

Fiscal 2010
Total net revenues	$8,488.5	$953.4	$407.3	$707.4	$150.8	$10,707.4
Depreciation and amortization expenses	394.2	50.6	15.8	3.7	46.1	510.4
Income (loss) from equity investees	0.9	6.8	73.1	70.6	(3.3)	148.1
Operating income/(loss)	1,529.5	(8.2)	126.0	268.7	(496.6)	1,419.4
Total assets	1,837.9	475.8	442.0	54.1	3,576.1	6,385.9

Reconciliation of The Total Reportable Segment's Operating Income to the Consolidated Earnings Before Income Taxes
The following table reconciles the total of operating income in the table above to consolidated earnings before income taxes (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Operating income	$1,997.4	$1,728.5	$1,419.4
Interest income and other, net	94.4	115.9	50.3
Interest expense	(32.7)	(33.3)	(32.7)
Earnings before income taxes	$2,059.1	$1,811.1	$1,437.0

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 Segments	Oct. 02, 2011	Oct. 03, 2010
Number of reportable segments	4
Derivative instruments maturity, in years	5 years
Allowance for doubtful accounts	$ 5.6	$ 3.3	$ 3.3
Inventory reserves	22.6	19.5	18.1
Goodwill impairment charges	0	0	1.6
Impairment charges for other intangible assets	0	0	0
Net impairment and disposition losses on long-lived assets	31.7	36.2	67.7
Income recognized on unredeemed stored value card balances	65.8	46.9	31.2
Marketing expenses	277.9	244	198.7
Advertising expenses	182.4	141.4	176.2
Net ARO asset included in property, plant and equipment	8.8	11.8
Net ARO liability included in other long-term liabilities	42.6	50.1
CPG, foodservice and other	1,554.7	1,060.5	868.7
Reclassification [Member]
CPG, foodservice and other			$ 465.7
Equipment [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment, in years	2 years
Equipment [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment, in years	15 years
Building [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment, in years	30 years
Building [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment, in years	40 years
Leasehold Improvements [Member]
Estimated useful life of property, plant and equipment, in years	10 years

Summary of Significant Accounting Policies (Condensed Consolidated Statement Of Earnings, Adjusted For Reclassification Of Certain Shared Service Expenses) (Details) (USD $)
In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 08, 2011	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Total net revenues		$ 13,299.5	$ 11,700.4	$ 10,707.4
Cost of sales including occupancy costs		5,813.3	4,915.5	4,416.5
Store operating expenses		3,918.1	3,594.9	3,471.9
Other operating expenses		429.9	392.8	279.7
Depreciation and amortization expenses		550.3	523.3	510.4
General and administrative expenses		801.2	749.3	704.6
Restructuring charges		0	0	53
Total operating expenses		11,512.8	10,175.8	9,436.1
Gain (Loss) on Sale of Properties	30.2	0	30.2	0
Income from equity investees		210.7	173.7	148.1
Operating income		1,997.4	1,728.5	1,419.4
As Filed [Member]
Total net revenues			11,700.4	10,707.4
Cost of sales including occupancy costs			4,949.3	4,458.6
Store operating expenses			3,665.1	3,551.4
Other operating expenses			402	293.2
Depreciation and amortization expenses			523.3	510.4
General and administrative expenses			636.1	569.5
Restructuring charges				53
Total operating expenses			10,175.8	9,436.1
Gain (Loss) on Sale of Properties			30.2
Income from equity investees			173.7	148.1
Operating income			1,728.5	1,419.4
Reclassification [Member]
Total net revenues			0	0
Cost of sales including occupancy costs			(33.8)	(42.1)
Store operating expenses			(70.2)	(79.5)
Other operating expenses			(9.2)	(13.5)
Depreciation and amortization expenses			0	0
General and administrative expenses			113.2	135.1
Restructuring charges				0
Total operating expenses			0	0
Gain (Loss) on Sale of Properties			0
Income from equity investees			0	0
Operating income			$ 0	$ 0

Acquisition (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended		3 Months Ended				3 Months Ended
	Oct. 03, 2010	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Jul. 03, 2012 La Boulange [Member]	Sep. 30, 2012 La Boulange [Member]	Nov. 10, 2011 Evolution Fresh, Inc. [Member]	Oct. 02, 2011 Switzerland And Austria [Member]	Jul. 03, 2011 Maxim S Caterers Limited [Member]	Dec. 27, 2009 France [Member]	Dec. 27, 2009 Spain [Member]	Dec. 27, 2009 Portugal [Member]	Oct. 03, 2010 Brazil [Member]	Oct. 03, 2010 U C O [Member]
Business Acquisition [Line Items]
Acquisition date					Jul 3, 2012		Nov 10, 2011
Ownership interest acquired					100.00%			50.00%	30.00%
Purchase price					$ 100		$ 30	$ 65.5
Indefinite-lived intangible assets acquired					9.7
Definite-lived intangible assets acquired					14.6			35.1
Definite-lived intangible assets, life (years)		10 years	11 years			10 years
Goodwill					58.7		18	63.8
Ownership percentage in joint venture post acquisition	100.00%							100.00%		100.00%				100.00%
Gain on acquisition of Switzerland and Austria joint venture		0	55.2	23.1				55
Fair value of net assets acquired								$ 131
Ownership Interest In Hong Kong Joint Venture Sold									5.00%
Ownership interest In joint venture prior to acquisition										50.00%			49.00%	50.00%
Ownership interest sold during acquisition											50.00%	50.00%

Acquisitions (Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011	Jul. 03, 2012 La Boulange [Member]
Property, plant and equipment			$ 18.1
Intangible assets	143.7	111.9	24.3
Goodwill			58.7
Other current and noncurrent assets			5.1
Current liabilities			(6.4)
Total cash paid			$ 99.8

Acquisitions (Impact on Shareholder’s Equity of Acquisition of Minority Interest Holder) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Net earnings attributable to Starbucks	$ 1,383.8	$ 1,245.7	$ 945.6
Decrease in additional-paid-in captial for purchase of interest in subsidiary		(35.5)	(32.3)
Change from net earnings attributable to Starbucks and transfers to noncontrolling interest	1,383.8	1,217.7	918.8
Additional Paid-in Capital [Member]
Decrease in additional-paid-in captial for purchase of interest in subsidiary	$ 0	$ (28)	$ (26.8)

Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Cash Flow Hedging [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Net derivative losses, net of taxes, included in accumulated other comprehensive income related to cash flow hedges	$ 2.9	$ 11.1
Amount of derivative losses pertaining to hedging instruments that will be dedesignated within twelve months, foreign currency	2.9
Outstanding contracts expire (in months)	12 months
Cash Flow Hedging [Member] | Coffee [Member]
Derivative [Line Items]
Net derivative losses, net of taxes, included in accumulated other comprehensive income related to cash flow hedges	32.9
Outstanding contracts expire (in months)	15 months
Amount of derivative losses pertaining to hedging instruments that will be dedesignated within twelve months, coffee	26.9
Net Investment Hedging [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Net Investment Hedges, Effect Net of Tax	$ 33.6	$ 34.2
Outstanding contracts expire (in months)	29 months

Derivative Financial Instruments (Pretax Effect Of Derivative Instruments On Earnings And Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Foreign Exchange [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	$ (2.2)	$ 0.7
Coffee [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	0	(0.9)
Dairy [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	7.8	5.7
Diesel [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	3.1	1.1
Cash Flow Hedges [Member] | Foreign Exchange [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	(11.5)	(15.9)
Gain/(Loss) recognized in OCI	(2.5)	(12.1)
Cash Flow Hedges [Member] | Coffee [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	(3.4)	0
Gain/(Loss) recognized in OCI	(39.8)	0
Net Investment Hedging [Member] | Foreign Exchange [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	0	0
Gain/(Loss) recognized in OCI	$ 1.1	$ (12)

Derivative Financial Instruments (Notional Amounts of Outstanding Derivative Contracts) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Foreign Exchange [Member]
Notional amounts of outstanding derivative contracts, foreign exchange contracts	$ 383	$ 499
Coffee [Member]
Notional amounts of outstanding derivative contracts	125	66
Dairy [Member]
Notional amounts of outstanding derivative contracts	72	10
Diesel [Member]
Notional amounts of outstanding derivative contracts	$ 24	$ 0

Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Aug. 31, 2007
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from Sale of Available-for-sale Securities	$ 5	$ 0	$ 1.1
Long-term investment, contractual maturity period (years)	3
Deferred compensation liability	94.8	84.7
Trading Securities, Change in Unrealized Holding Gain (Loss)	10.9	(2.1)	4.1
Face amount				550
Interest rate				6.25%
Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	0.2	4.2
Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, sold at par	10.7	15.8
Minimum [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit maturity date ranges	1 month
Minimum [Member] | Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment, contractual maturity period (years)	18
Maximum [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit maturity date ranges	2 years
Maximum [Member] | Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment, contractual maturity period (years)	32
6.25% Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face amount	550
Interest rate	6.25%
Fair value	$ 674	$ 648

Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 1,188.6	$ 1,148.1
Short-term investments: Available-for-sale securities	790.8	855
Short-term investments: Trading securities	57.6	47.6
Total short-term investments	848.4	902.6
Long-term investments - Available-for-sale securities	116	107
Total	2,153	2,157.7
Short-term derivatives	18.9	21.3
Long-term derivatives	3	9.9
Total derivatives	21.9	31.2
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,188.6	1,148.1
Short-term investments: Available-for-sale securities	459.7	606
Short-term investments: Trading securities	57.6	47.6
Total short-term investments	517.3	653.6
Long-term investments - Available-for-sale securities	0	0
Total	1,705.9	1,801.7
Short-term derivatives	0	0
Long-term derivatives	0	0
Total derivatives	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Short-term investments: Available-for-sale securities	331.1	249
Short-term investments: Trading securities	0	0
Total short-term investments	331.1	249
Long-term investments - Available-for-sale securities	97.4	79
Total	428.5	328
Short-term derivatives	18.9	21.3
Long-term derivatives	3	9.9
Total derivatives	21.9	31.2
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Short-term investments: Available-for-sale securities	0	0
Short-term investments: Trading securities	0	0
Total short-term investments	0	0
Long-term investments - Available-for-sale securities	18.6	28
Total	18.6	28
Short-term derivatives	0	0
Long-term derivatives	0	0
Total derivatives	0	0
Foreign Exchange [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	10.1	20.1
Long-term derivatives	3	9.9
Foreign Exchange [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	0	0
Long-term derivatives	0	0
Foreign Exchange [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	10.1	20.1
Long-term derivatives	3	9.9
Foreign Exchange [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	0	0
Long-term derivatives	0	0
Coffee [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	8.8	1.2
Coffee [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	0	0
Coffee [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	8.8	1.2
Coffee [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	0	0
Agency Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	80	20
Long-term investments - Available-for-sale securities	14
Agency Obligations [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0
Agency Obligations [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	80	20
Long-term investments - Available-for-sale securities	14
Agency Obligations [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	103.9	87
Commercial Paper [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Commercial Paper [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	103.9	87
Commercial Paper [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	84.3	78
Long-term investments - Available-for-sale securities	61.3	67
Corporate Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0	0
Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	84.3	78
Long-term investments - Available-for-sale securities	61.3	67
Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0	0
Government Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	459.7	606
Government Treasury Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	459.7	606
Government Treasury Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Government Treasury Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments - Available-for-sale securities	18.6	28
Auction Rate Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments - Available-for-sale securities	0	0
Auction Rate Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments - Available-for-sale securities	0	0
Auction Rate Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments - Available-for-sale securities	18.6	28
Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	62.9	64
Long-term investments - Available-for-sale securities	22.1	12
Certificates of Deposit [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0	0
Certificates of Deposit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	62.9	64
Long-term investments - Available-for-sale securities	22.1	12
Certificates of Deposit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	$ 0	$ 0

Fair Value Measurements (Asset Fair Market Value Adjustments Charged To Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Property, Plant And Equipment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value before adjustment	$ 21.5	$ 8.8
Fair value adjustment	(14.4)	(5.9)
Carrying value after adjustment	7.1	2.9
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value before adjustment		22.1
Fair value adjustment		(22.1)
Carrying value after adjustment		$ 0

Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Unroasted coffee	$ 711.3	$ 431.3
Roasted coffee	222.2	246.5
Other merchandise held for sale	181.6	150.8
Packaging and other supplies	126.4	137.2
Total	1,241.5	965.8
Amount of coffee committed to be purchased under fixed-price contracts	557
Amount of coffee committed to be purchased under price-to-be-fixed contracts	297
Coffee [Member]
Notional amounts of outstanding derivative contracts	$ 125	$ 66

Equity and Cost Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Revenues generated from related parties, net of eliminations	$ 190.3	$ 151.6	$ 125.7
Related costs of sales, net of eliminations	111	83.2	65.3
Accounts receivables from equity method investees	33	31.9
Equity method investments	393.9	334.4
Percentage Of Investees Financial Information Presented For Equity Method Investments	100.00%
Cost method investments	66	37.9
Company Store Investees [Member]
Cost method investments	41
Square Preferred Shares [Member]
Cost method investments	25
Starbucks Coffee Korea Co., Ltd. [Member]
Ownership percentage in equity investees	50.00%
President Starbucks Coffee Taiwan Ltd. [Member]
Ownership percentage in equity investees	50.00%
Shanghai President Coffee Co. [Member]
Ownership percentage in equity investees	50.00%
Berjaya Starbucks Coffee Company Sdn. Bhd. (Malaysia) [Member]
Ownership percentage in equity investees	50.00%
Tata Starbucks Limited (India) [Member]
Ownership percentage in equity investees	50.00%
Starbucks Coffee Japan Ltd [Member]
Ownership percentage in equity investees	39.60%
Market value of investment in Starbucks Japan	400
Equity method investments	$ 201
North America Coffee Partnership [Member]
Ownership percentage in equity investees	50.00%

Equity and Cost Investments (Equity and Cost Investments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Equity and Cost Investments [Abstract]
Equity method investments	$ 393.9	$ 334.4
Cost method investments	66	37.9
Total	$ 459.9	$ 372.3

Equity and Cost Investments (Financial Position of Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Equity and Cost Investments [Abstract]
Current assets	$ 603.1	$ 476.9
Noncurrent assets	735.3	651.4
Current liabilities	411.2	340.1
Noncurrent liabilities	$ 119.7	$ 80.2

Equity and Cost Investments (Results of Operations of Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Equity and Cost Investments [Abstract]
Net revenues	$ 2,796.7	$ 2,395.1	$ 2,128
Operating income	353.5	277	245.3
Net earnings	$ 286.7	$ 231.1	$ 205.1

Supplemental Balance Sheet Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 08, 2011	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Balance Sheet Related Disclosures [Abstract]
Consideration for sale of two office buildings	$ 125
Gain on sale of properties	$ 30.2	$ 0	$ 30.2	$ 0

Supplemental Balance Sheet Information (Property, Plant And Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Balance Sheet Related Disclosures [Abstract]
Land	$ 46.2	$ 44.8
Buildings	225.2	218.5
Leasehold improvements	3,957.6	3,617.7
Store equipment	1,251	1,101.8
Roasting equipment	322.8	295.1
Furniture, fixtures and other	836.2	757.8
Work in progress	264.1	127.4
Property, plant and equipment, gross	6,903.1	6,163.1
Less accumulated depreciation	(4,244.2)	(3,808.1)
Property, plant and equipment, net	$ 2,658.9	$ 2,355

Supplemental Balance Sheet Information (Schedule Of Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Balance Sheet Related Disclosures [Abstract]
Long-term deferred tax asset	$ 97.3	$ 156.3
Other intangible assets	143.7	111.9
Other	144.7	141.4
Total other assets	$ 385.7	$ 409.6

Supplemental Balance Sheet Information (Schedule Of Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Balance Sheet Related Disclosures [Abstract]
Accrued compensation and related costs	$ 381.6	$ 364.4
Accrued occupancy costs	126.9	148.3
Accrued taxes	138.3	109.2
Accrued dividend payable	157.4	126.6
Other	329.6	192.4
Total accrued liabilities	$ 1,133.8	$ 940.9

Supplemental Balance Sheet Information (Schedule Of Other Long-Term Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Balance Sheet Related Disclosures [Abstract]
Deferred rent	$ 201.9	$ 215.2
Unrecognized tax benefits	78.4	56.7
Asset retirement obligations	42.6	50.1
Other	22.4	25.8
Total other long-term liabilities	$ 345.3	$ 347.8

Other Intangible Assets and Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for defninite-lived intangibles	$ 4.5	$ 2.2	$ 1.2
Fiscal 2013 estimated future amortization expense of definite-lived intangibles	6
Fiscal 2014 estimated future amortization expense of definite-lived intangibles	6
Fiscal 2015 estimated future amortization expense of definite-lived intangibles	6
Fiscal 2016 estimated future amortization expense of definite-lived intangibles	6
Fiscal 2017 estimated future amortization expense of definite-lived intangibles	6
Estimated amortization expenses of definite-lived intangibles after year five	$ 26

Other Intangible Assets and Goodwill (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-lived intangibles	$ 87.7	$ 68.6
Definite-lived intangibles	72.3	54.2
Accumulated amortization	(16.3)	(10.9)
Definite-lived intangibles, net	56	43.3
Total other intangible assets	$ 143.7	$ 111.9
Definite-lived intangibles approximate remaining weighted average useful life in years	10 years	11 years

Other Intangible Assets and Goodwill (Changes In Carrying Amount Of Goodwill By Reportable Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Oct. 03, 2010
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	$ 330.2	[1]	$ 271	[1]
Accumulated impairment charges, beginning balance	(8.6)	[1]	(8.6)	[1]
Goodwill, beginning balance	321.6	[1]	262.4	[1]
Acquisitions	77.5		63.8
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0		(1.6)
Other	0	[2]	(4.6)	[2]
Goodwill prior to impairment, ending balance	407.7		330.2	[1]	271	[1]
Accumulated impairment charges, ending balance	(8.6)		(8.6)	[1]	(8.6)	[1]
Goodwill, ending balance	399.1		321.6	[1]	262.4	[1]
Americas [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	162.9	[1]	163.6	[1]
Accumulated impairment charges, beginning balance	(8.6)	[1]	(8.6)	[1]
Goodwill, beginning balance	154.3	[1]	155	[1]
Acquisitions	70.5		0
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	2.5	[2]	(0.7)	[2]
Goodwill prior to impairment, ending balance	235.9		162.9	[1]
Accumulated impairment charges, ending balance	(8.6)		(8.6)	[1]
Goodwill, ending balance	227.3		154.3	[1]
EMEA [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	63	[1]	3.1	[1]
Accumulated impairment charges, beginning balance	0	[1]	0	[1]
Goodwill, beginning balance	63	[1]	3.1	[1]
Acquisitions	0		63.8
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	(3)	[2]	(3.9)	[2]
Goodwill prior to impairment, ending balance	60		63	[1]
Accumulated impairment charges, ending balance	0		0	[1]
Goodwill, ending balance	60		63	[1]
China And Asia Pacific [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	74.8	[1]	74.8	[1]
Accumulated impairment charges, beginning balance	0	[1]	0	[1]
Goodwill, beginning balance	74.8	[1]	74.8	[1]
Acquisitions	0		0
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	0.5	[2]	0	[2]
Goodwill prior to impairment, ending balance	75.3		74.8	[1]
Accumulated impairment charges, ending balance	0		0	[1]
Goodwill, ending balance	75.3		74.8	[1]
Channel Development [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	23.8	[1]	23.8	[1]
Accumulated impairment charges, beginning balance	0	[1]	0	[1]
Goodwill, beginning balance	23.8	[1]	23.8	[1]
Acquisitions	0		0
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	0	[2]	0	[2]
Goodwill prior to impairment, ending balance	23.8		23.8	[1]
Accumulated impairment charges, ending balance	0		0	[1]
Goodwill, ending balance	23.8		23.8	[1]
Other [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	5.7	[1]	5.7	[1]
Accumulated impairment charges, beginning balance	0	[1]	0	[1]
Goodwill, beginning balance	5.7	[1]	5.7	[1]
Acquisitions	7		0
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	0	[2]	0	[2]
Goodwill prior to impairment, ending balance	12.7		5.7	[1]
Accumulated impairment charges, ending balance	0		0	[1]
Goodwill, ending balance	$ 12.7		$ 5.7	[1]

[1]	In conjunction with the change in reportable operating segments, we reclassified goodwill by segment as of October 2, 2011 and October 3, 2010.
[2]	Other is primarily comprised of changes in the goodwill balance as a result of foreign exchange fluctuations.

Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 30, 2012	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Debt Disclosure [Abstract]
Unsecured credit facility			$ 500
Amount of credit facility available for issuances of letters of credit			100
Maturity date of credit facility			Nov 30, 2014
Maximum increase in commitment amount allowable under the credit facility			500
Borrowings outstanding under credit facility			0	0
Incremental interest rate over LIBOR			0.85%
Maximum allowable aggregate amount outstanding under Commercial Paper Program			500
Maximum Allowable Maturity Period of Credit Union Under Commercial Paper		397 days
Combined borrowing limit of Commercial Paper Program and Credit Facility			500
Borrowings outstanding under commercial paper program			0	0
Letters of credit outstanding			18	17
Issuance date of 6.25% Senior Notes	Aug 31, 2007
Face amount of long-term debt	550
Interest rate of Senior Notes	6.25%
Maturity date of 6.25% Senior Notes	Aug 31, 2017
Carrying amount of 6.25% Senior Notes			549.6	549.5
Interest expense, net of interest capitalized			32.7	33.3	32.7
Interest capitalized			$ 3.2	$ 4.4	$ 4.9

Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Leases [Abstract]
Sublease income recognized	$ 10	$ 13.7	$ 10.9

Leases (Rental Expense Under Operating Lease Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Leases [Abstract]
Minimum rentals	$ 759	$ 715.6	$ 688.5
Contingent rentals	44.7	34.3	26.1
Total	$ 803.7	$ 749.9	$ 714.6

Leases (Minimum Future Rental Payments Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Leases [Abstract]
2013	$ 787.9
2014	728.5
2015	640.4
2016	531.5
2017	403.4
Thereafter	968.5
Total minimum lease payments	$ 4,060.2

Shareholders' Equity (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Nov. 14, 2012
Equity [Abstract]
Authorized shares of common stock	1,200	1,200
Par value of common stock	$ 0.001	$ 0.001
Authorized shares of preferred stock	7.5
Outstanding shares of preferred stock	0
Increase in share of net assets of Starbucks Japan	$ 39.4
Shares available for repurchase	12.1
Additional shares authorized for repurchase			25
Translation adjustment tax provision	$ 6.6	$ 3.3

Shareholders' Equity (Share Repurchase Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Equity [Abstract]
Number of shares acquired	12.3	15.6
Average price per share of acquired shares	$ 48.15	$ 35.53
Total cost of acquired shares	$ 593.2	$ 555.9

Shareholders' Equity (Dividends Declared) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011
Equity [Abstract]
Dividend Per Share	$ 0.21	$ 0.17	$ 0.17	$ 0.17	$ 0.17	$ 0.13	$ 0.13	$ 0.13
Record date	Nov 15, 2012	Aug 8, 2012	May 9, 2012	Feb 8, 2012	Nov 17, 2011	Aug 10, 2011	May 11, 2011	Feb 9, 2011
Total Amount	$ 157.4	$ 129.1	$ 129	$ 128.2	$ 126.6	$ 97.4	$ 97.8	$ 97.4
Payment date	Nov 30, 2012	Aug 24, 2012	May 25, 2012	Feb 24, 2012	Dec 2, 2011	Aug 26, 2011	May 27, 2011	Feb 25, 2011

Shareholders' Equity (Components Of Accumulated Other Comprehensive Income, Net Of Tax) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Equity [Abstract]
Net unrealized gains / (losses) on available-for-sale securities	$ (0.1)	$ (0.5)
Net unrealized gains / (losses) on hedging instruments	(72.1)	(45.3)
Translation adjustment	94.9	92.1
Accumulated other comprehensive income	$ 22.7	$ 46.3

Employee Stock and Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Common stock available for issuance pursuant to future equity-based compensation awards	24.6
Shares available for issuance under ESPP	8.1
Deferred Stock Plan [Member]
Minimum deferral period for deferred stock plan (years)	5 years
Shares deferred under deferred stock plan	3.4
Defined Contribution Plans [Member]
Matching contributions	$ 59.8	$ 45.5	$ 23.5
Stock Options [Member]
Award expiration period (years)	10 years
Total unrecognized stock-based compensation expense, net of estimated forfeitures	35
Weighted average recognition period for total unrecognized stock-based compensation expense (in years)	2 years 4 months
Total intrinsic value of stock options exercised	440	323	118
Total fair value of options vested	59	126	108
Restricted Stock Units (RSUs) [Member]
Total unrecognized stock-based compensation expense, net of estimated forfeitures	$ 80
Weighted average recognition period for total unrecognized stock-based compensation expense (in years)	2 years
Employee Stock Purchase Plan ESPP [Member]
Maximum permitted contribution to Deferred Stock Plan, percent	10.00%
Discounted stock purchase price, percent of market value	95.00%
Number of shares issued under plan	0.4
Non Employee Director [Member] | Stock Options [Member] | Minimum [Member]
Award vesting period for non-employee directors (years)	1 year
Non Employee Director [Member] | Stock Options [Member] | Maximum [Member]
Award vesting period for non-employee directors (years)	3 years

Employee Stock and Benefit Plans (Stock-Based Compensation Expense Recognized In Consolidated Statement Of Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 153.6	$ 145.2	$ 113.6
Total related tax benefit	54.2	51.2	40.6
Total capitalized stock-based compensation included in net property, plant and equipment and inventories on the consolidated balance sheets	2	2.1	1.9
Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	46.2	60.4	76.8
Restricted Stock Units (RSUs) [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 107.4	$ 84.8	$ 36.8

Employee Stock and Benefit Plans (Employee Stock Options Granted During the Period, Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term (in years)	4 years 10 months	5 years	4 years 8 months
Expected stock price volatility	38.20%	39.00%	43.00%
Risk-free interest rate	1.00%	1.60%	2.10%
Expected dividend yield	1.50%	1.70%	0.10%
Weighted average grant price	$ 44.26	$ 31.46	$ 22.28
Estimated fair value per option granted	$ 12.79	$ 9.58	$ 8.5

Employee Stock and Benefit Plans (Stock Option Transactions) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Sep. 27, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Shares Subject to Options, Beginning of Period	45.3	60.7	63.6
Granted, Shares Subject to Options	3.4	4.3	14.9
Exercised, Shares Subject to Options	(13.6)	(16.1)	(9.6)
Expired/forfeited, Shares Subject to Options	(2)	(3.6)	(8.2)
Outstanding, Shares Subject to Options, End of Period	33.1	45.3	60.7	63.6
Exercisasble, September 30, 2012, Shares Subject to Options	18.4
Vested and expected to vest, September 30, 2012, Shares Subject to Options	32
Outstanding, Weighted Average Exercise Price per Share Beginning Balance	$ 18.57	$ 16.52	$ 14.75
Granted, Weighted Average Exercise Price per Share	$ 44.26	$ 31.46	$ 22.28
Exercised, Weighted Average Exercise Price per Share	$ 15.99	$ 14.4	$ 11.94
Expired/forfeited, Weighted Average Exercise Price per Share	$ 20.67	$ 18.06	$ 18.73
Outstanding, Weighted Average Exercise Price per Share Ending Balance	$ 22.19	$ 18.57	$ 16.52	$ 14.75
Exercisable at September 30, 2012, Weighted Average Exercise Price per Share	$ 19.96
Vested and expected to vest, September 30, 2012, Weighted Average Exercise Price per Share	$ 21.92
Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 1 month	6 years 5 months	6 years 7 months	6 years 8 months
Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years
Vested and expected to vest, Weighted Average Remaining Contractual Life (Years)	6 years
Outstanding, Aggregate Intrinsic Value	$ 945	$ 848	$ 611	$ 442
Exercisable, Aggregate Intrinsic Value	567
Vested and expected to vest, Aggregate Intrinsic Value	$ 923

Employee Stock and Benefit Plans (Summary of Stock Options Outstanding) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Options Outstanding, Number of Options	33.1
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 1 month
Options Outstanding, Weighted Average Exercise Price	$ 22.19
Options Exercisable, Number of Options	18.4
Exercisable Options, Weighted Average Exercise Price	$ 19.96
Under $10.00 [Member]
Range of Prices, Upper Range Limit	$ 10
Options Outstanding, Number of Options	9
Options Outstanding, Weighted Average Remaining Contractual Life	6 years
Options Outstanding, Weighted Average Exercise Price	$ 8.65
Options Exercisable, Number of Options	5
Exercisable Options, Weighted Average Exercise Price	$ 8.65
$10.01 - $20.00 [Member]
Range of Prices, Lower Range Limit	$ 10.01
Range of Prices, Upper Range Limit	$ 20
Options Outstanding, Number of Options	3.6
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 8 months
Options Outstanding, Weighted Average Exercise Price	$ 15.14
Options Exercisable, Number of Options	3.3
Exercisable Options, Weighted Average Exercise Price	$ 15.22
$20.01 - $30.00 [Member]
Range of Prices, Lower Range Limit	$ 20.01
Range of Prices, Upper Range Limit	$ 30
Options Outstanding, Number of Options	10.8
Options Outstanding, Weighted Average Remaining Contractual Life	6 years
Options Outstanding, Weighted Average Exercise Price	$ 23.14
Options Exercisable, Number of Options	6.5
Exercisable Options, Weighted Average Exercise Price	$ 23.91
Over $30.00 [Member]
Range of Prices, Lower Range Limit	$ 30.01
Options Outstanding, Number of Options	9.7
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 1 month
Options Outstanding, Weighted Average Exercise Price	$ 36.36
Options Exercisable, Number of Options	3.6
Exercisable Options, Weighted Average Exercise Price	$ 32.89

Employee Stock and Benefit Plans (RSU Transactions) (Details) (Restricted Stock Units (RSUs) [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Sep. 27, 2009
Restricted Stock Units (RSUs) [Member]
Nonvested, Number of Shares, Beginning of Period	8.3	5.4	4.4
Granted, Number of Shares	4.1	5.4	2.3
Vested, Number of Shares	(4.2)	(1.7)	(0.7)
Forfeited/canelled, Number of Shares	(0.9)	(0.8)	(0.6)
Nonvested, Number of Shares, End of Period	7.3	8.3	5.4	4.4
Nonvested, Weighted Average Grant Date Fair Value per Share, Beginning of Period	$ 23.11	$ 13.55	$ 11.55
Granted, Weighted Average Grant Date Fair Value per Share	$ 44.05	$ 31.06	$ 22.27
Vested, Weighted Average Grant Date Fair Value per Share	$ 18.93	$ 9.4	$ 16.35
Forfeited/Cancelled, Weighted Average Grant Date Fair Value per Share	$ 35.56	$ 25.68	$ 12.27
Nonvested, Weighted Average Grant Date Fair Value per Share, End of Period	$ 34.68	$ 23.11	$ 13.55	$ 11.55
Nonvested, Weighted Average Remaining Contractual Life (Years)	0 years 11 months	0 years 10 months	1 year 1 month	1 year 7 months
Nonvested, Aggregate Instrinsic Value	$ 366	$ 309	$ 141	$ 88

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Sep. 27, 2009
Income Tax Expense (Benefit) [Abstract]
Cumulative undistributed earnings of foreign subsidiaries and equity investees	$ 1,500,000,000
Net change in total valuation allowance	16,800,000	49,300,000
Previously unrecognized deferred tax assets and valuation allowance		32,000,000
Capital loss carryforwards	7,100,000
Capital loss carryforwards expiration date	2015
Foreign net operating losses	318,000,000
Taxes currently payable	50,800,000	30,100,000
Gross unrecognized tax benefits	75,300,000	52,900,000	68,400,000	49,100,000
Unrecognized tax benefits affecting the effective tax rate if recognized	39,700,000
Accrued interest and penalties	$ 5,500,000	$ 6,200,000

Income Taxes (Components of Earnings Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Income Tax Expense (Benefit) [Abstract]
United States	$ 1,679.6	$ 1,523.4	$ 1,308.9
Foreign	379.5	287.7	128.1
Earnings before income taxes	$ 2,059.1	$ 1,811.1	$ 1,437

Income Taxes (Provision for Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Income Tax Expense (Benefit) [Abstract]
Federal	$ 466	$ 344.7	$ 457.5
State	79.9	61.2	79.6
Foreign	76.8	37.3	38.3
Total current taxes	622.7	443.2	575.4
Federal	49.2	111.6	(76)
State	(0.7)	8.3	(9.3)
Foreign	3.2	0	(1.4)
Total deferred taxes	51.7	119.9	(86.7)
Total provision for income taxes	$ 674.4	$ 563.1	$ 488.7

Income Taxes (Reconciliation of the Statutory US Federal Income Tax Rate With Our Effective Income Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Oct. 03, 2010
Statutory rate	35.00%		35.00%		35.00%
State and local income taxes, net of federal income tax benefit	2.50%		2.50%		2.50%
Benefits and taxes related to foreign operations	(3.30%)		(3.10%)		(2.50%)
Domestic production activity deduction	(0.70%)		(0.80%)		(0.90%)
Other, net	(0.70%)	[1]	(2.50%)	[1]	(0.10%)	[1]
Effective tax rate	32.80%		31.10%		34.00%
Switzerland And Austria [Member]
Other, net			(0.90%)

[1]	Fiscal 2011 includes a benefit of 0.9% related to the acquisition of the remaining ownership interest in Switzerland and Austria.

Income Taxes (Tax Effect of Temporary Differences and Carryforwards That Comprise Significant Portions of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Income Tax Expense (Benefit) [Abstract]
Property, plant and equipment	$ 62.7	$ 46.4
Accrued occupancy costs	72	55.9
Accrued compensation and related costs	66.9	69.6
Other accrued liabilities	15.7	27.8
Asset retirement obligation asset	20.1	19
Deferred revenue	43.7	47.8
Asset impairments	38.5	60
Tax credits	14.6	23
Stock based compensation	131.8	128.8
Net operating losses	99.2	85.5
Other	80.9	58.6
Total	646.1	622.4
Valuation allowance	(154.2)	(137.4)
Total deferred tax asset, net of valuation allowance	491.9	485
Property, plant and equipment	(89)	(66.4)
Intangible assets and goodwill	(34)	(25.2)
Other	(44.8)	(18.1)
Total	167.8	109.7
Net deferred tax asset	324.1	375.3
Current deferred income tax assets	238.7	230.4
Long-term deferred income tax assets (included in Other assets)	97.3	156.3
Current deferred income tax liabilities	(1.3)	(4.9)
Long-term deferred income tax liabilities	$ (10.6)	$ (6.5)

Income Taxes (Summary of Activity Related to Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Income Tax Expense (Benefit) [Abstract]
Beginning balance	$ 52.9	$ 68.4	$ 49.1
Increase related to prior year tax positions	8.8	4.4	35
Decrease related to prior year tax positions	0	(32.3)	(21.4)
Increases related to current year tax positions	20	26	14.1
Decreases related to current year tax positions	(1.1)	(0.8)	(8.1)
Decreases related to settlements with taxing authorities	(0.5)	(5)	0
Decreases related to lapsing of statute of limitations	(4.8)	(7.8)	(0.3)
Ending balance	$ 75.3	$ 52.9	$ 68.4

Earnings Per Share (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Earnings Per Share [Abstract]
Out-of-the-money options	0.2	0.1	7.9

Earnings Per Share (Calculation Of Net Earnings Per Common Share ("EPS") - Basic And Diluted) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Earnings Per Share [Abstract]
Net earnings attributable to Starbucks	$ 1,383.8	$ 1,245.7	$ 945.6
Weighted average common shares and common stock units outstanding (for basic calculation)	754.4	748.3	744.4
Dilutive effect of outstanding common stock options and RSUs	18.6	21.4	19.8
Weighted average common and common equivalent shares outstanding (for diluted calculation)	773	769.7	764.2
EPS - basic	$ 1.83	$ 1.66	$ 1.27
EPS - diluted	$ 1.79	$ 1.62	$ 1.24

Commitments And Contingencies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 29, 2010	Sep. 30, 2012
Gain Loss Contingencies [Line Items]
Potential Additional Premium To Be Paid To Affiliate Over Fair Value Of Agreement In Case Of Termination	35.00%
Value of Rejected Offer1		$ 750,000,000
Asserted Premium Payment Percentage Damages Sought		35.00%
Interest Penalty Damages Sought		9.00%
Starbucks Claims [Member]
Gain Loss Contingencies [Line Items]
Counter Claim Damages Sought Value		62,900,000
Kraft Claims [Member]
Gain Loss Contingencies [Line Items]
Damages Sought		1,900,000,000
Loss Contingency, Damages Sought, Value		$ 2,900,000,000

Restructuring Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Oct. 03, 2010
Number Of Stores Closed Globally Due To Portfolio Rationalization				918
Restructuring charges	$ 0	$ 0	$ 53
Americas [Member]
Restructuring charges			28.4
Europe Middle East And Africa [Member]
Restructuring charges			24.5
China And Asia Pacific [Member]
Restructuring charges			$ 0.1

Restructuring Charges Restructuring Charges (Restructuring Charges by Type of Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Oct. 03, 2010
Restructuring Charges by Type of Cost [Line Items]
Costs incurred and charged to expense during the period	$ 0		$ 0		$ 53
Accrued liability, beginning balance	62.6	[1]	89.2	[1]
Cash payments	(18.7)		(27.1)
Other	(5.3)		0.5
Accrued liability, ending balance	38.6	[1]	62.6	[1]	89.2	[1]
Lease Exit And Other Related Costs Member
Restructuring Charges by Type of Cost [Line Items]
Costs incurred and charged to expense during the period					53
Accrued liability, beginning balance	62.6	[1]	89.2	[1]
Cash payments	(18.7)		(27.1)
Other	(5.3)		0.5
Accrued liability, ending balance	38.6	[1]	62.6	[1]	89.2	[1]
Asset Impairments Member
Restructuring Charges by Type of Cost [Line Items]
Costs incurred and charged to expense during the period					0.2
Accrued liability, beginning balance	0	[1]	0	[1]
Cash payments	0		0
Other	0		0
Accrued liability, ending balance	0	[1]	0	[1]	0	[1]
Employee Severance [Member]
Restructuring Charges by Type of Cost [Line Items]
Costs incurred and charged to expense during the period					(0.2)
Accrued liability, beginning balance	0	[1]	0	[1]
Cash payments	0		0
Other	0		0
Accrued liability, ending balance	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	The remaining liability relates to lease obligations for stores that were previously closed where Starbucks has been unable to terminate the lease or find subtenants for the unused space.

Segment Reporting (Narrative) (Details)	12 Months Ended
Sep. 30, 2012 Segments
Segment Reporting Information [Line Items]
Number of reportable segments	4
Number of customers accounting for 10% or more of revenues	0
Maximum Percent of Revenue from Any Customer	10.00%
Canada UK And China [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue from Other Countries	64.00%
Sales Revenue, Segment [Member] | Americas [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from segment	75.00%
Sales Revenue, Segment [Member] | EMEA [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from segment	9.00%
Sales Revenue, Segment [Member] | China And Asia Pacific [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from segment	5.00%
Sales Revenue, Segment [Member] | Channel Development [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from segment	10.00%

Segment Reporting (Revenue Mix By Product Type) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Oct. 03, 2010
Total revenue	$ 13,299.5		$ 11,700.4		$ 10,707.4
Percentage of Product Revenue to Total Revenue	100.00%		100.00%		100.00%
Beverage [Member]
Total revenue	7,838.8		7,217		6,750.3
Percentage of Product Revenue to Total Revenue	59.00%		62.00%		63.00%
Food [Member]
Total revenue	2,092.8		2,008		1,878.7
Percentage of Product Revenue to Total Revenue	16.00%		17.00%		18.00%
Packaged and Single Serve Coffees [Member]
Total revenue	2,001.1		1,451		1,131.3
Percentage of Product Revenue to Total Revenue	15.00%		12.00%		10.00%
Other Products [Member]
Total revenue	$ 1,366.8	[1]	$ 1,024.4	[1]	$ 947.1	[1]
Percentage of Product Revenue to Total Revenue	10.00%	[1]	9.00%	[1]	9.00%	[1]

[1]	Other includes royalty and licensing revenues, beverage-related ingredients, packaging and other merchandise.

Segment Reporting (Revenue From External Customers By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Total revenue	$ 13,299.5	$ 11,700.4	$ 10,707.4
United States [Member]
Total revenue	10,177.5	8,966.9	8,335.4
Other Countries [Member]
Total revenue	$ 3,122	$ 2,733.5	$ 2,372

Segment Reporting ( Long Lived Assets By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Long-lived assets	$ 4,019.6	$ 3,565.5	$ 3,629.5
United States [Member]
Long-lived assets	2,767.1	2,587.1	2,807.9
Other Countries [Member]
Long-lived assets	$ 1,252.5	$ 978.4	$ 821.6

Segment Reporting (Schedule of Information by Reportable Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Segment Reporting Information [Line Items]
Total net revenues	$ 13,299.5	$ 11,700.4	$ 10,707.4
Depreciation and amortization expenses	550.3	523.3	510.4
Income (loss) from equity investees	210.7	173.7	148.1
Operating income/(loss)	1,997.4	1,728.5	1,419.4
Total assets	8,219.2	7,360.4	6,385.9
Americas [Member]
Segment Reporting Information [Line Items]
Total net revenues	9,936	9,065	8,488.5
Depreciation and amortization expenses	392.4	391.4	394.2
Income (loss) from equity investees	2.1	1.6	0.9
Operating income/(loss)	2,020.4	1,775.2	1,529.5
Total assets	2,199	1,841.9	1,837.9
EMEA [Member]
Segment Reporting Information [Line Items]
Total net revenues	1,141.3	1,046.8	953.4
Depreciation and amortization expenses	57.1	53.4	50.6
Income (loss) from equity investees	0.3	6	6.8
Operating income/(loss)	6.8	38.9	(8.2)
Total assets	467.4	398.2	475.8
China And Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total net revenues	721.4	552.3	407.3
Depreciation and amortization expenses	23.2	18.1	15.8
Income (loss) from equity investees	122.4	92.9	73.1
Operating income/(loss)	252.6	191.3	126
Total assets	656.6	540	442
Channel Development [Member]
Segment Reporting Information [Line Items]
Total net revenues	1,292.2	860.5	707.4
Depreciation and amortization expenses	1.3	2.4	3.7
Income (loss) from equity investees	85.2	75.6	70.6
Operating income/(loss)	340.4	283.5	268.7
Total assets	88.8	54.7	54.1
Other [Member]
Segment Reporting Information [Line Items]
Total net revenues	208.6	175.8	150.8
Depreciation and amortization expenses	76.3	58	46.1
Income (loss) from equity investees	0.7	(2.4)	(3.3)
Operating income/(loss)	(622.8)	(560.4)	(496.6)
Total assets	$ 4,807.4	$ 4,525.6	$ 3,576.1

Segment Reporting (Reconciliation of The Total Reportable Segment's Operating Income to the Consolidated Earnings Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Segment Reporting [Abstract]
Operating income	$ 1,997.4	$ 1,728.5	$ 1,419.4
Interest income and other, net	94.4	115.9	50.3
Interest expense	(32.7)	(33.3)	(32.7)
Earnings before income taxes	$ 2,059.1	$ 1,811.1	$ 1,437

Subsequent Event (Narrative) (Details) (Subsequent Event [Member], Teavana [Member], USD $) In Millions, unless otherwise specified	Nov. 16, 2012
Subsequent Event [Member] | Teavana [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 620